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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08405

Evergreen Select Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for six of its series, Evergreen Institutional 100% Treasury Money Market Fund, Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen Prime Cash Management Money Market Fund , for the six months ended August 31, 2008. These series have a February 28 fiscal year end.

Date of reporting period:     August 31, 2008

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional 100% Treasury Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

1

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

	Institutional Shares (Class I)	Institutional Service Shares (Class IS)	Lipper Institutional U.S. Treasury Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	12/8/1997	12/22/1997

Nasdaq symbol	EUIXX	ESIXX

6-month return	0.76%	0.63%	0.78%	0.87%

Average annual return

1-year	2.29%	2.03%	2.56%	2.99%

5-year	2.69%	2.44%	2.80%	3.22%

10-year	3.17%	2.91%	3.18%	3.57%

7-day annualized yield	1.67%	1.42%	N/A	N/A

30-day annualized yield	1.60%	1.35%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 177 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7 - DAY ANNUALIZED YIELD

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2008	Ending Account Value 8/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,007.56	$1.11
Class IS	$1,000.00	$1,006.30	$2.38
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.10	$1.12
Class IS	$1,000.00	$1,022.84	$2.40

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I and 0.47% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28,

CLASS I	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.76%	3.81%	4.57%	2.96%	1.11%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,381,334	$864,468	$98,946	$493,913	$369,460	$449,943
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%[2]	0.32%	0.33%	0.32%	0.33%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.31%[2]	0.32%	0.33%	0.32%	0.33%	0.31%
Net investment income (loss)	1.49%[2]	3.17%	4.32%	2.94%	1.09%	0.70%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008		Year Ended February 28,

CLASS IS	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.63%	3.56%	4.32%	2.70%	0.86%	0.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$243,875	$214,365	$110,143	$162,313	$218,046	$256,132
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%[3]	0.58%	0.59%	0.57%	0.58%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%[3]	0.58%	0.59%	0.57%	0.58%	0.56%
Net investment income (loss)	1.24%[3]	3.29%	4.16%	2.64%	0.88%	0.45%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Bills ß:
1.39%, 10/02/2008	$25,000,000	$24,970,979
1.46%, 10/09/2008	50,000,000	49,925,178
1.58%, 09/25/2008	192,607,000	192,412,076
1.62%, 09/04/2008-09/11/2008	19,515,000	19,512,762
1.63%, 11/06/2008	50,000,000	49,852,802
1.64%, 10/30/2008	50,000,000	49,867,929
1.65%, 09/11/2008	23,836,000	23,826,153
1.66%, 09/11/2008-09/25/2008	6,827,000	6,821,087
1.69%, 09/11/2008	40,000,000	39,983,105
1.70%, 11/28/2008	28,453,000	28,335,796
1.71%, 12/26/2008	100,000,000	99,453,910
1.73%, 09/04/2008	23,411,000	23,408,750
1.74%, 09/11/2008-09/18/2008	191,780,000	191,682,384
1.77%, 09/18/2008	29,156,000	29,133,064
1.78%, 09/25/2008	11,104,000	11,091,372
1.79%, 09/25/2008	50,000,000	49,942,819
1.81%, 11/13/2008	12,519,000	12,473,681
1.82%, 09/15/2008	43,604,000	43,575,335
1.84%, 09/18/2008-11/13/2008	215,000,000	214,495,244
1.87%, 09/18/2008	8,280,000	8,273,118
1.89%, 09/15/2008	125,000,000	124,914,688
1.91%, 09/15/2008	80,000,000	79,944,837
1.93%, 09/18/2008	75,000,000	74,935,667
1.94%, 11/20/2008-01/15/2009	108,280,000	107,517,241
2.03%, 09/18/2008	11,543,000	11,532,586
U.S. Treasury Notes, 4.50%, 04/30/2009	50,000,000	50,788,878

Total Investments (cost $1,618,671,441) 99.6%		1,618,671,441
Other Assets and Liabilities 0.4%		6,537,548

Net Assets 100.0%		$1,625,208,989

ß	Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2008:

2-7 days	2.6%
8-60 days	68.9%
61-120 days	19.3%
121-240 days	6.1%
241+ days	3.1%

100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments at amortized cost	$1,618,671,441
Receivable for Fund shares sold	7,080,550
Interest receivable	764,042
Prepaid expenses and other assets	35,024

Total assets	1,626,551,057

Liabilities
Dividends payable	915,495
Payable for Fund shares redeemed	204,281
Due to custodian bank	128,684
Advisory fee payable	1,773
Distribution Plan expenses payable	6,487
Due to other related parties	16,758
Accrued expenses and other liabilities	68,590

Total liabilities	1,342,068

Net assets	$1,625,208,989

Net assets represented by
Paid-in capital	$1,625,597,618
Undistributed net investment income	3,864
Accumulated net realized losses on investments	(392,493)

Total net assets	$1,625,208,989

Net assets consists of
Class I	$1,381,333,867
Class IS	243,875,122

Total net assets	$1,625,208,989

Shares outstanding (unlimited number of shares authorized)
Class I	1,381,456,018
Class IS	243,841,409

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$11,383,810

Expenses
Advisory fee	1,400,793
Distribution Plan expenses	294,065
Administrative services fee	400,226
Transfer agent fees	29,471
Trustees’ fees and expenses	14,765
Printing and postage expenses	7,966
Custodian and accounting fees	132,612
Registration and filing fees	40,046
Professional fees	15,936
Other	11,590

Total expenses	2,347,470
Less: Expense reductions	(4,020)
Fee waivers	(600,090)

Net expenses	1,743,360

Net investment income	9,640,450

Net realized losses on investments	(122,143)

Net increase in net assets resulting from operations	$9,518,307

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$9,640,450		$13,483,447
Net realized gains or losses on investments		(122,143)		83,043

Net increase in net assets resulting from operations		9,518,307		13,566,490

Distributions to shareholders from
Net investment income
Class I		(8,187,206)		(8,012,609)
Class IS		(1,452,475)		(5,469,374)

Total distributions to shareholders		(9,639,681)		(13,481,983)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	3,186,989,994	3,186,989,994	2,592,527,305	2,592,527,305
Class IS	340,636,002	340,636,002	534,978,603	534,978,603

		3,527,625,996		3,127,505,908

Net asset value of shares issued in reinvestment of distributions
Class I	4,016,361	4,016,361	3,702,538	3,702,538
Class IS	891,099	891,099	2,901,901	2,901,901

		4,907,460		6,604,439

Payment for shares redeemed
Class I	(2,674,039,825)	(2,674,039,825)	(1,830,766,654)	(1,830,766,654)
Class IS	(311,996,954)	(311,996,954)	(433,683,675)	(433,683,675)

		(2,986,036,779)		(2,264,450,329)

Net increase in net assets resulting from capital share transactions		546,496,677		869,660,018

Total increase in net assets		546,375,303		869,744,525
Net assets
Beginning of period		1,078,833,686		209,089,161

End of period		$1,625,208,989		$1,078,833,686

Undistributed net investment income		$3,864		$3,095

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.21% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $600,090.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class IS shares. However, currently the distribution fees are limited to 0.25% of the average daily net assets of the class.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,618,671,441
Level 3 – Significant Unobservable Inputs	0

Total	$1,618,671,441

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $270,350 in capital loss carryovers for federal income tax purposes with $128,024 expiring in 2014 and $142,326 expiring in 2015.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT EVENTS

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

567756 rv5 10/2008

Evergreen Institutional Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

1

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/19/1996

						Lipper	Merrill
				Institutional		Institutional	Lynch
	Institutional	Administrative	Investor	Service	Participant	Money	3-Month
	Shares	Shares	Shares	Shares	Shares	Markets	U.S. Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	11/19/1996	5/1/2001	5/1/2001	11/26/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX	EMNXX	EMSXX	EMPXX

6-month return	1.40%	1.38%	1.35%	1.27%	1.15%	1.27%	0.87%

Average annual return

1-year	3.84%	3.79%	3.74%	3.58%	3.33%	3.58%	2.99%

5-year	3.42%	3.37%	3.32%	3.16%	2.90%	3.18%	3.22%

10-year	3.74%	3.71%	3.67%	3.48%	3.37%	3.48%	3.57%

7-day annualized yield	2.57%	2.52%	2.47%	2.32%	2.07%	N/A	N/A

30-day annualized yield	2.55%	2.50%	2.45%	2.30%	2.05%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 397 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

†	Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2008	8/31/2008	During Period*

Actual
Class I	$ 1,000.00	$ 1,014.02	$ 1.07
Class AD	$ 1,000.00	$ 1,013.76	$ 1.32
Class IN	$ 1,000.00	$ 1,013.51	$ 1.57
Class IS	$ 1,000.00	$ 1,012.74	$ 2.33
Class P	$ 1,000.00	$ 1,011.47	$ 3.60
Hypothetical
(5% return before expenses)
Class I	$ 1,000.00	$ 1,024.15	$ 1.07
Class AD	$ 1,000.00	$ 1,023.89	$ 1.33
Class IN	$ 1,000.00	$ 1,023.64	$ 1.58
Class IS	$ 1,000.00	$ 1,022.89	$ 2.35
Class P	$ 1,000.00	$ 1,021.63	$ 3.62

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS and 0.71% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS I		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.02	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.02)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.40%	5.13%	5.15%	3.47%	1.51%	1.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,276,344	$15,859,243	$14,239,628	$12,037,126	$10,534,653	$13,392,535
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%[2]	0.18%	0.18%	0.13%	0.21%	0.21%
Expenses excluding waivers/reimbursements and expense reductions	0.21%[2]	0.20%	0.20%	0.22%	0.21%	0.21%
Net investment income (loss)	2.77%[2]	5.00%	5.03%	3.46%	1.46%	1.06%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS AD		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.38%	5.08%	5.10%	3.41%	1.46%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,787	$181,752	$154,493	$18,476	$4,665	$10,951
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.26%[2]	0.23%	0.24%	0.20%	0.25%	0.26%
Expenses excluding waivers/reimbursements and expense reductions	0.26%[2]	0.25%	0.26%	0.29%	0.25%	0.26%
Net investment income (loss)	2.71%[2]	4.96%	5.10%	3.66%	1.27%	1.02%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS IN		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.35%	5.02%	5.05%	3.36%	1.41%	0.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$162,119	$114,977	$123,480	$128,213	$197,022	$190,016
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.31%[2]	0.28%	0.28%	0.23%	0.31%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.31%[2]	0.30%	0.30%	0.32%	0.31%	0.31%
Net investment income (loss)	2.64%[2]	4.96%	4.93%	3.22%	1.44%	0.94%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS IS		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.27%	4.86%	4.89%	3.21%	1.25%	0.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,518,725	$3,569,283	$2,868,537	$2,196,902	$2,368,390	$2,474,978
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.46%[2]	0.43%	0.43%	0.38%	0.46%	0.46%
Expenses excluding waivers/reimbursements and expense reductions	0.46%[2]	0.45%	0.45%	0.47%	0.46%	0.46%
Net investment income (loss)	2.51%[2]	4.75%	4.80%	3.13%	1.24%	0.80%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS P		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.15%	4.61%	4.63%	2.95%	1.00%	0.55%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,190	$136,996	$72,771	$37,038	$208,689	$144,513
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.71%[2]	0.68%	0.68%	0.61%	0.71%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.71%[2]	0.70%	0.70%	0.70%	0.71%	0.71%
Net investment income (loss)	2.30%[2]	4.46%	4.56%	2.55%	1.04%	0.55%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 8.2%
Abbey National plc:
2.70%, 09/15/2008	$250,000,000	$250,000,000
2.73%, 10/02/2008	100,000,000	100,008,115
Allied Irish Banks plc, 2.95%, 11/19/2008	200,000,000	200,000,000
Barclays Bank plc, 2.87%, 09/22/2008	200,000,000	200,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	200,000,000	200,000,000
Credit Suisse First Boston Corp., 2.87%, 10/03/2008	150,000,000	149,997,445
Deutsche Bank AG, 3.00%, 10/06/2008	225,000,000	225,000,000

Total Certificates of Deposit (cost $1,325,005,560)		1,325,005,560

COMMERCIAL PAPER 45.9%
Asset-Backed 27.8%
Anglesea Funding, LLC, 2.70%, 09/03/2008	110,000,000	109,991,750
Beethoven Funding Corp.:
2.97%, 10/07/2008	75,000,000	74,783,438
2.98%, 10/23/2008	100,000,000	99,577,833
3.00%, 11/03/2008	50,000,000	49,741,667
Belmont Funding, LLC:
2.75%, 09/08/2008	100,000,000	99,954,167
3.00%, 11/10/2008	50,000,000	49,712,500
3.00%, 11/12/2008	70,000,000	69,585,833
Bryant Park Funding, LLC, 2.47%, 09/29/2008	50,000,000	49,907,375
Charta, LLC:
2.60%, 09/02/2008	52,000,000	52,000,000
2.75%, 10/15/2008	80,000,000	79,737,222
2.77%, 11/03/2008	52,590,000	52,339,116
Chesham Finance, LLC:
3.00%, 11/28/2008	50,000,000	49,637,500
3.05%, 10/06/2008	135,000,000	134,611,125
Concord Minuteman Capital Co., LLC:
2.95%, 11/20/2008	115,000,000	114,255,535
3.15%, 02/03/2009	125,000,000	123,315,625
Crown Point Capital Co.:
2.65%, 09/02/2008	45,000,000	45,000,000
2.96%, 11/05/2008	60,000,000	59,684,267
3.15%, 02/03/2009	175,000,000	172,641,875
Ebury Finance, LLC:
2.80%, 09/19/2008	50,000,000	49,933,889
3.10%, 10/10/2008	100,000,000	99,672,778
Elysian Funding, LLC:
2.70%, 09/04/2008	25,000,000	24,996,250
2.90%, 11/26/2008	75,000,000	74,486,458
2.95%, 11/04/2008	125,000,000	124,354,688
2.95%, 11/13/2008	50,000,000	49,705,000
Enterprise Funding, LLC, 2.70%, 09/02/2008	75,000,000	75,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Fairway Finance Corp.:
2.45%, 09/04/2008	$44,000,000	$43,994,011
2.50%, 09/03/2008	50,800,000	50,796,472
2.50%, 09/11/2008	44,900,000	44,871,938
2.51%, 09/19/2008	37,441,000	37,396,622
2.72%, 10/02/2008	40,000,000	39,909,333
2.72%, 10/07/2008	50,000,000	49,867,778
Falcon Asset Securitization Co., LLC:
2.45%, 09/22/2008	65,162,000	65,073,307
2.45%, 09/23/2008	51,000,000	50,927,113
Fountain Square Community Funding, 3.20%, 10/27/2008	115,000,000	114,437,778
Gemini Securitization Corp., LLC:
2.50%, 09/15/2008	50,000,000	49,954,861
2.65%, 10/24/2008	50,000,000	49,808,611
2.70%, 10/14/2008	75,000,000	74,763,750
Gotham Funding Corp.:
2.40%, 09/02/2008	68,737,000	68,737,000
2.50%, 09/09/2008	63,000,000	62,969,375
2.64%, 10/01/2008	58,388,000	58,263,828
2.70%, 10/14/2008	50,000,000	49,842,500
2.73%, 10/15/2008	32,000,000	31,895,653
Jupiter Securitization Co., LLC:
2.40%, 09/02/2008	47,343,000	47,343,000
2.45%, 09/08/2008	50,073,000	50,052,554
Legacy Capital, LLC, 2.90%, 11/18/2008	60,000,000	59,627,833
Lexington Parker Capital Corp., LLC, 3.00%, 10/15/2008	200,000,000	199,283,333
LMA SA, 2.55%, 09/29/2008	75,000,000	74,856,563
Market Street Funding, LLC:
2.85%, 10/07/2008	150,000,000	149,584,375
2.85%, 11/12/2008	100,000,000	99,437,917
Matchpoint Master Trust, 2.55%, 09/22/2008	100,000,000	99,858,333
Morrigan Trust Funding, LLC:
3.05%, 09/17/2008	55,000,000	54,930,104
3.05%, 10/01/2008	135,000,000	134,668,312
3.17%, 11/19/2008	175,000,000	173,798,042
Old Line Funding, LLC, 2.45%, 09/08/2008	73,351,000	73,321,048
Ranger Funding Co., LLC, 2.79%, 10/02/2008	30,000,000	29,930,250
Three Pillars Funding Corp.:
2.49%, 09/15/2008	93,940,000	93,855,532
2.51%, 09/22/2008	50,000,000	49,930,278
Ticonderoga Funding, LLC:
2.45%, 09/18/2008	24,402,000	24,375,429
2.45%, 09/19/2008	95,267,000	95,156,781
Windmill Funding Corp., 2.72%, 10/22/2008	50,000,000	49,811,111

		4,487,956,616

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Capital Markets 0.7%
Lehman Brothers Holdings, Inc., 3.27%, 03/23/2009 * ++	$115,000,000	$115,000,000

Commercial Banks 13.2%
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	110,000,000	108,539,857
BNP Paribas SA, 3.05%, 12/19/2008	225,000,000	222,941,250
Commerzbank U.S. Finance, Inc., 2.79%, 11/03/2008	75,000,000	74,639,625
Danske Corp.:
2.46%, 09/23/2008	150,000,000	149,784,750
2.62%, 09/02/2008	40,515,000	40,515,000
DEPFA BANK plc:
2.34%, 09/10/2008	95,000,000	94,950,600
2.80%, 10/21/2008	150,000,000	149,428,333
Dexia Delaware, LLC, 2.80%, 11/24/2008	220,000,000	218,579,778
Dresdner U.S. Finance, Inc.:
2.30%, 09/04/2008	100,000,000	99,987,222
2.49%, 09/10/2008	150,000,000	149,917,000
Natixis, 2.70%, 10/06/2008	70,000,000	69,821,500
Skandinaviska Enskilda Banken AB, 2.75%, 10/20/2008	100,000,000	99,633,333
Societe Generale:
2.36%, 09/10/2008	210,000,000	209,889,867
2.80%, 10/06/2008	125,000,000	124,669,445
Unicredito Italiano SpA, 2.91%, 10/20/2008	73,800,000	73,513,656
Wells Fargo & Co., 2.40%, 09/08/2008	250,000,000	249,900,000

		2,136,711,216

Diversified Financial Services 2.1%
Bank of America Corp.:
2.20%, 09/11/2008	100,000,000	99,945,000
2.98%, 03/05/2009	250,000,000	246,192,222

		346,137,222

Insurance 0.6%
Irish Life & Permanent plc, 3.10%, 11/12/2008	100,000,000	99,388,611

Thrifts & Mortgage Finance 1.5%
Nationwide Building Society:
2.74%, 09/09/2008	85,000,000	84,954,714
2.90%, 10/06/2008	150,000,000	149,589,167

		234,543,881

Total Commercial Paper (cost $7,419,737,546)		7,419,737,546

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 26.0%
Capital Markets 5.8%
Bear Stearns Cos., FRN:
2.56%, 09/05/2008	$125,000,000	$125,000,000
2.60%, 09/15/2008	125,000,000	125,000,000
Lehman Brothers Holdings, Inc., FRN:
2.15%, 12/23/2008 * ++	44,189,000	44,141,926
2.97%, 03/27/2009 * ++	150,000,000	150,000,000
Merrill Lynch & Co., Inc., FRN:
2.61%, 09/15/2008 *	75,000,000	75,000,000
2.61%, 09/24/2008 *	125,000,000	125,000,000
Morgan Stanley, FRN:
2.61%, 09/03/2008 ☐	100,000,000	100,000,000
2.62%, 09/15/2008 ☐	200,000,000	200,000,000

		944,141,926

Commercial Banks 5.6%
Branch Banking & Trust Co., 2.73%, 09/02/2008	25,000,000	25,000,000
HBOS plc, FRN:
2.90%, 10/14/2008	100,000,000	100,000,000
3.01%, 11/06/2008	300,000,000	300,000,000
U.S. Bank NA, FRN, 2.91%, 11/24/2008	200,000,000	200,000,000
Wells Fargo & Co., 3.55%, 05/01/2009	180,000,000	180,060,250
WestLB AG, FRN, 2.53%, 09/10/2008 144A *	100,000,000	100,000,000

		905,060,250

Consumer Finance 4.9%
American Express Centurion Bank, FRN:
2.66%, 09/08/2008	75,000,000	75,000,000
2.71%, 09/15/2008	90,000,000	90,000,000
American Express Co., FRN, 2.48%, 09/22/2008	120,000,000	120,000,000
American Honda Finance Corp., FRN:
2.92%, 10/14/2008 144A	100,000,000	100,000,000
2.96%, 11/26/2008 144A	200,000,000	200,000,000
Toyota Motor Credit Corp., FRN, 2.21%, 09/01/2008	200,000,000	200,000,000

		785,000,000

Diversified Financial Services 1.6%
General Electric Capital Corp.:
7.75%, 06/09/2009	29,000,000	30,017,900
FRN, 2.51%, 09/24/2008	80,000,000	80,000,000
JPMorgan Chase & Co., FRN, 2.46%, 09/02/2008	150,000,000	150,000,000

		260,017,900

Diversified Telecommunication Services 1.3%
BellSouth Corp., 4.97%, 04/26/2009 144A	200,000,000	201,658,761

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Electric Utilities 1.5%
Georgia Power Co., FRN, 2.48%, 09/18/2008	$75,000,000	$75,000,000
Southern Co., FRN, 2.82%, 09/22/2008	175,000,000	175,000,000

		250,000,000

Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	105,000,000	107,305,985

Household Products 0.5%
Procter & Gamble Co., FRN, 2.88%, 11/19/2008	85,000,000	85,000,000

Insurance 4.1%
Allstate Life Global Funding II, FRN, 2.56%, 09/15/2008 144A	80,000,000	80,000,000
Genworth Financial, Inc., FRN, 2.45%, 09/11/2008 144A	100,000,000	100,000,000
Hartford Life Global Holdings, FRN, 3.05%, 09/15/2008	100,000,000	100,000,000
Jackson National Life Global Holdings, FRN:
3.10%, 11/11/2008 144A	125,000,000	125,000,000
3.18%, 09/23/2008 144A	100,000,000	100,000,000
MetLife, Inc., FRN, 3.16%, 10/14/2008 144A	150,000,000	150,000,000

		655,000,000

Total Corporate Bonds (cost $4,193,184,822)		4,193,184,822

FUNDING AGREEMENTS 3.9%
Jackson National Life Funding Agreement, 2.88%, 10/01/2008 *	125,000,000	125,000,000
Metropolitan Life Funding Agreement, 3.10%, 10/11/2008 *	100,000,000	100,000,000
Transamerica Occidental Funding Agreement:
2.66%, 09/01/2008 *	100,000,000	100,000,000
2.68%, 09/01/2008 *	235,000,000	235,000,000
2.94%, 10/01/2008 *	65,000,000	65,000,000

Total Funding Agreements (cost $625,000,000)		625,000,000

YANKEE OBLIGATIONS – CORPORATE 6.2%
Commercial Banks 5.6%
Allied Irish Banks plc, FRN, 2.47%, 09/18/2008 144A	150,000,000	149,977,566
Anglo Irish Bank Corp. plc, FRN, 2.50%, 09/05/2008 144A	150,000,000	150,000,000
Bank of Ireland, FRN, 2.48%, 09/19/2008 144A	175,000,000	175,000,000
HSH Nordbank AG, FRN, 2.49%, 09/19/2008 144A *	125,000,000	125,000,000
Royal Bank of Scotland, FRN:
2.26%, 09/01/2008 144A	150,000,000	150,000,000
2.44%, 09/19/2008 144A	150,000,000	150,000,000

		899,977,566

Insurance 0.6%
Irish Life & Permanent plc, FRN, 2.50%, 09/19/2008 144A	100,000,000	100,000,000

Total Yankee Obligations – Corporate (cost $999,977,566)		999,977,566

TIME DEPOSIT 0.7%
Deutsche Bank AG, 2.00%, 09/02/2008 (cost $120,000,000)	120,000,000	120,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.8%
FHLB:
2.38%, 09/23/2008	$150,000,000	$149,783,493
2.43%, 04/14/2009	150,000,000	150,000,000
2.50%, 04/07/2009	124,900,000	124,904,441
2.875%, 03/04/2009	66,400,000	66,400,000
FHLMC:
2.50%, 05/18/2009	170,000,000	170,000,000
2.68%, 12/24/2008	250,000,000	247,896,945
5.25%, 05/21/2009	37,676,000	38,257,252
FNMA:
4.00%, 09/02/2008 *	24,004,000	24,004,000
FRN, 2.25%, 09/01/2008	450,000,000	449,955,000

Total U.S. Government & Agency Obligations (cost $1,421,201,131)		1,421,201,131

REPURCHASE AGREEMENT 0.1%
State Street Corp., 1.50%, dated 08/29/2008, maturing 09/02/2008, maturity value $13,781,329 ^^ (cost $13,779,032)	13,779,032	13,779,032

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Liquid Reserves Fund, Class A, 2.64% q	4,010,829	4,010,829
Federated Prime Value Obligation Fund, Class IS, 2.56% q	114,558	114,558
Federated U.S. Treasury Cash Reserves Fund, Class IS, 1.54% q	1,375,981	1,375,981

Total Mutual Fund Shares (cost $5,501,368)		5,501,368

Total Investments (cost $16,123,387,025) 99.8%		16,123,387,025
Other Assets and Liabilities 0.2%		25,778,408

Net Assets 100.0%		$16,149,165,433

*	Security is deemed illiquid.
++	On September 30, 2008, Wachovia Corporation purchased the security from the Fund at amortized cost (see Note 13).
☐	Subsequent to fiscal year end, the Fund entered into a support agreement with Wachovia Corporation in which Wachovia will support the value of this security.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^

Collateralized by $12,330,000 FHLMC, 0.00% to 6.00%, 01/06/2028 to 08/04/2032, value including accrued interest is $12,244,178; $1,835,000 FHLB, 5.70%, 04/03/2028, value including accrued interest is $1,812,063.

q	Rate shown is the 7-day annualized yield at period end.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of August 31, 2008:

1 day	7.3%
2-7 days	8.5%
8-60 days	52.9%
61-120 days	18.6%
121-240 days	9.4%
241+ days	3.3%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments at amortized cost	$16,123,387,025
Receivable for Fund shares sold	18,289,566
Interest receivable	38,187,792
Prepaid expenses and other assets	546,668

Total assets	16,180,411,051

Liabilities
Dividends payable	23,797,970
Payable for Fund shares redeemed	4,099,237
Due to custodian bank	2,333,932
Advisory fee payable	193,339
Distribution Plan expenses payable	102,716
Due to other related parties	106,259
Accrued expenses and other liabilities	612,165

Total liabilities	31,245,618

Net assets	$16,149,165,433

Net assets represented by
Paid-in capital	$16,159,963,825
Overdistributed net investment income	(224,425)
Accumulated net realized losses on investments	(10,573,967)

Total net assets	$16,149,165,433

Net assets consists of
Class I	$12,276,344,285
Class AD	117,787,202
Class IN	162,119,443
Class IS	3,518,724,532
Class P	74,189,971

Total net assets	$16,149,165,433

Shares outstanding (unlimited number of shares authorized)
Class I	12,284,282,137
Class AD	117,769,759
Class IN	162,159,679
Class IS	3,521,829,821
Class P	74,191,181

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$247,755,913

Expenses
Advisory fee	9,085,369
Distribution Plan expenses
Class AD	32,264
Class IN	64,790
Class IS	4,225,712
Class P	283,156
Administrative services fee	5,000,052
Transfer agent fees	500,284
Trustees’ fees and expenses	178,866
Printing and postage expenses	40,711
Custodian and accounting fees	1,790,431
Registration and filing fees	189,349
Professional fees	166,551
Other	144,347

Total expenses	21,701,882
Less: Expense reductions	(52,380)

Net expenses	21,649,502

Net investment income	226,106,411

Net realized gains on investments	2,272,496

Net increase in net assets resulting from operations	$228,378,907

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$226,106,411		$907,394,773
Net realized gains on investments		2,272,496		895,982

Net increase in net assets resulting from operations		228,378,907		908,290,755

Distributions to shareholders from
Net investment income
Class I		(179,140,172)		(738,186,728)
Class AD		(1,745,561)		(5,642,749)
Class IN		(1,708,270)		(6,642,574)
Class IS		(42,370,173)		(152,683,457)
Class P		(1,301,337)		(4,449,839)

Total distributions to shareholders		(226,265,513)		(907,605,347)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	35,784,610,226	35,784,610,226	78,715,179,027	78,715,179,027
Class AD	108,442,970	108,442,970	288,513,685	288,513,685
Class IN	155,765,057	155,765,057	420,377,142	420,377,142
Class IS	4,849,681,073	4,849,681,073	10,030,510,364	10,030,510,364
Class P	51,606,663	51,606,663	348,676,805	348,676,805

		40,950,105,989		89,803,257,023

Net asset value of shares issued in reinvestment of distributions
Class I	45,398,438	45,398,438	170,274,638	170,274,638
Class AD	1,639,652	1,639,652	5,094,651	5,094,651
Class IN	1,616,731	1,616,731	5,615,995	5,615,995
Class IS	16,891,325	16,891,325	68,406,655	68,406,655
Class P	1,177,126	1,177,126	4,030,786	4,030,786

		66,723,272		253,422,725

Payment for shares redeemed
Class I	(39,414,533,371)	(39,414,533,371)	(77,266,365,368)	(77,266,365,368)
Class AD	(174,066,115)	(174,066,115)	(266,357,855)	(266,357,855)
Class IN	(110,256,229)	(110,256,229)	(434,501,701)	(434,501,701)
Class IS	(4,917,567,052)	(4,917,567,052)	(9,398,308,349)	(9,398,308,349)
Class P	(115,604,997)	(115,604,997)	(288,490,214)	(288,490,214)

		(44,732,027,764)		(87,654,023,487)

Net increase (decrease) in net assets resulting from capital share transactions		(3,715,198,503)		2,402,656,261

Total increase (decrease) in net assets		(3,713,085,109)		2,403,341,669
Net assets
Beginning of period		19,862,250,542		17,458,908,873

End of period		$16,149,165,433		$19,862,250,542

Overdistributed net investment income		$(224,425)		$(65,323)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Money Market (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets (on an annualized basis).

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$5,501,368
Level 2 – Other Significant Observable Inputs	16,117,885,657
Level 3 – Significant Unobservable Inputs	0

Total	$16,123,387,025

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $12,846,463 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2011	2012	2013	2014	2015

$3,129,155	$6,953,685	$34,753	$235,044	$1,361,298	$1,132,528

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT EVENTS

On September 30, 2008, Wachovia purchased $309,189,000 of Lehman debt securities from the Fund at amortized cost. The effect of this transaction is not reflected in the accompanying financial statements.

On October 6, 2008, the Fund received $25,000,000 from Wachovia and its affiliates under a support agreement relating to the Fund’s holdings of debt securities issued by Morgan Stanley.

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567757 rv5 10/2008

Evergreen Institutional Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
35	STATEMENT OF ASSETS AND LIABILITIES
36	STATEMENT OF OPERATIONS
37	STATEMENTS OF CHANGES IN NET ASSETS
38	NOTES TO FINANCIAL STATEMENTS
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Municipal Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Mathew M. Kiselak; Ladson Hart^; James Randazzo^

^ Effective August 18, 2008, Mr. Hart and Mr. Randazzo became portfolio managers of the fund.

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional Tax-Exempt Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/25/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX	EINXX	EISXX	EIPXX

6-month return	1.11%	1.09%	1.06%	0.99%	0.86%	0.93%	0.87%

Average annual return

1-year	2.76%	2.71%	2.66%	2.51%	2.25%	2.43%	2.99%

5-year	2.48%	2.42%	2.37%	2.22%	1.97%	2.21%	3.22%

10-year	2.64%	2.61%	2.57%	2.39%	2.27%	2.34%	3.57%

7-day annualized yield	2.03%	1.98%	1.93%	1.78%	1.53%	N/A	N/A

30-day annualized yield	2.03%	1.98%	1.93%	1.78%	1.53%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 154 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as state and local income taxes.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2008	Ending Account Value 8/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,011.13	$ 1.01
Class AD	$1,000.00	$1,010.87	$ 1.27
Class IN	$1,000.00	$1,010.62	$ 1.52
Class IS	$1,000.00	$1,009.86	$ 2.28
Class P	$1,000.00	$1,008.59	$ 3.54
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,024.20	$ 1.02
Class AD	$1,000.00	$1,023.95	$ 1.28
Class IN	$1,000.00	$1,023.69	$ 1.53
Class IS	$1,000.00	$1,022.94	$ 2.29
Class P	$1,000.00	$1,021.68	$ 3.57

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS and 0.70% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS I		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.11%	3.49%	3.47%	2.56%	1.29%	1.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,300,435	$5,671,591	$7,122,239	$6,721,625	$4,878,429	$5,035,745
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%[2]	0.21%	0.22%	0.22%	0.21%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.20%[2]	0.21%	0.22%	0.22%	0.21%	0.22%
Net investment income (loss)	2.13%[2]	3.44%	3.40%	2.54%	1.26%	0.98%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS AD		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.09%	3.43%	3.41%	2.51%	1.24%	0.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$98,819	$75,380	$60,149	$63,500	$94,903	$18,337
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%[2]	0.26%	0.26%	0.27%	0.26%	0.27%
Expenses excluding waivers/reimbursements and expense reductions	0.25%[2]	0.26%	0.26%	0.27%	0.26%	0.27%
Net investment income (loss)	2.10%[2]	3.43%	3.36%	2.41%	1.41%	0.97%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS IN		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.06%	3.38%	3.36%	2.46%	1.19%	0.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$218,239	$202,480	$248,249	$189,929	$202,738	$142,411
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.30%[2]	0.31%	0.32%	0.32%	0.31%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.30%[2]	0.31%	0.32%	0.32%	0.31%	0.32%
Net investment income (loss)	2.07%[2]	3.31%	3.31%	2.44%	1.25%	0.90%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS IS	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.99%	3.23%	3.21%	2.31%	1.04%	0.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$911,821	$732,031	$676,614	$688,734	$856,461	$881,212
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%[2]	0.46%	0.47%	0.47%	0.46%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.45%[2]	0.46%	0.47%	0.47%	0.46%	0.47%
Net investment income (loss)	1.89%[2]	3.16%	3.15%	2.24%	1.01%	0.75%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS P	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.03	0.03	0.02	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.86%	2.97%	2.95%	2.05%	0.79%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,929	$22,235	$7,159	$10,988	$92,940	$57,298
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%[2]	0.71%	0.72%	0.72%	0.71%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.70%[2]	0.71%	0.72%	0.72%	0.71%	0.72%
Net investment income (loss)	1.67%[2]	2.83%	2.85%	1.85%	0.81%	0.49%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 105.7%
AIRPORT 6.0%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-34, 3.34%, VRDN, (LOC: Bank of America Corp.)	$32,020,000	$32,020,000
Atlanta, GA Arpt. RRB, Ser. 2000-RF-A, 5.00%, 01/01/2009, (Insd. by MBIA)	4,330,000	4,367,312
Austin, TX Arpt. Sys. RRB:
Ser. 2005-1, 2.19%, VRDN, (Insd. by FSA & SPA: Dexia SA)	23,400,000	23,400,000
Ser. 2005-3, 1.75%, VRDN, (Insd. by FSA & SPA: Dexia SA)	15,300,000	15,300,000
Chicago, IL O’Hare Intl. Arpt. RB:
PFOTER, 2.64%, VRDN, (Liq.: JPMorgan Chase & Co.)	1,995,000	1,995,000
ROC:
2.19%, VRDN, (SPA: Deutsche Bank AG)	5,090,000	5,090,000
2.27%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	7,810,000	7,810,000
Ser. 1990, 1.95%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Ser. 882, 2.52%, VRDN, (Insd. by FSA & SPA: Bayerische Landesbanken)	9,995,000	9,995,000
Clark Cnty., NV Arpt. RB, Ser. MT-31, 1.90%, VRDN, (Insd. by BHAC & SPA: Helaba Bank)	4,995,000	4,995,000
Dallas Fort Worth, TX Arpt. RB, Deutsche Bank Spears/Lifers Trust, Ser. DBE-638, 1.91%, VRDN, (SPA: Deutsche Bank AG)	55,705,000	55,705,000
Denver, CO City & Cnty. Arpt. RB:
Ser. 2008-A1, 5.00%, 11/15/2008, (Gtd. by Denver Arpt.)	18,985,000	19,050,670
Ser. 2365, 2.04%, VRDN, (Liq.: Morgan Stanley)	59,105,000	59,105,000
Houston, TX Arpt. Sys. RB:
Ser. 0404, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,745,000	2,745,000
Ser. 2000-441, 7.05%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,495,000	2,495,000
Indianapolis, IN Local Pub. Impt. RB:
Indianapolis Arpt. Proj., Ser. 2008-C7, 2.25%, VRDN, (Insd. by FSA & SPA: Dexia SA)	25,000,000	25,000,000
PFOTER, 1.90%, VRDN, (Gtd. by Svenska Handelsbanken)	8,065,000	8,065,000
Metropolitan Washington Arpt. Auth. RB:
Ser. 2007-B, 4.50%, 10/01/2008, (Gtd. by Metro. Washington Arpt. Auth.)	10,335,000	10,342,733
Ser. A, 1.83%, 11/06/2008, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Miami-Dade Cnty., FL Aviation RB:
Eagle-20070073, Class A, 1.93%, VRDN, (LOC: MBIA)	59,300,000	59,300,000
Ser. 34, 1.88%, VRDN, (SPA: Societe Generale)	11,870,000	11,870,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj., Ser. B, 2.30%, VRDN, (Gtd. by Boeing Co.)	5,000,000	5,000,000
Piedmont, NC Triad Arpt. Auth. RRB:
Ser. A, 1.90%, VRDN, (LOC: Branch Bank & Trust Co.)	5,000,000	5,000,000
Ser. B, 2.15%, VRDN, (LOC: Branch Bank & Trust Co.)	4,930,000	4,930,000
Raleigh Durham, NC Arpt. Auth. RRB, Ser. 2008-C, 2.00%, VRDN, (LOC: SunTrust Banks, Inc.)	9,000,000	9,000,000
San Antonio, TX Arpt. RB, PFOTER, Ser. MT-111, 1.90%, VRDN, (Insd. by BHAC & SPA: Svenska HandelsBank)	8,740,000	8,740,000
San Jose, CA Arpt. RB, ROC-RR-II-R-10277, Ser. 2007-A, 2.22%, VRDN, (Insd. by FSA & LOC: Citigroup, Inc.)	45,000,000	45,000,000

		452,320,715

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Franklin Cnty., OH Hlth. Care Facs. RB, Wexner Heritage House Proj., 2.09%,
VRDN, (LOC: Huntington Natl. Bank)	$3,200,000	$3,200,000

EDUCATION 6.2%
Bartholomew, IN Cons. Sch. Dist. RB, 4.25%, 12/31/2008	13,313,000	13,348,857
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj., Ser. A, 1.89%, VRDN, (LOC: Regions Bank)	4,140,000	4,140,000
Boise State Univ. RB, Solar Eclipse Proj., Ser. 2007-0002, 1.85%, VRDN, (LOC: US Bank)	27,770,000	27,770,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern Univ. Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	2,315,000	2,315,000
Chicago, IL Board of Ed. GO, 2.00%, VRDN, (Insd. by FSA & SPA: DEPFA BANK plc)	18,000,000	18,000,000
Connecticut Hlth. & Edl. Facs. Auth. RB, Ser. 13TP, 1.88%, VRDN, (LOC: Wells Fargo & Co.)	7,300,000	7,300,000
District of Columbia RB, ROC-R-II-R 11099, 1.87%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	12,000,000	12,000,000
El Paso, TX Independent Sch. Dist. GO, Ser. 1035, 1.87%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,770,000	5,770,000
Florida Ed. Sys. RB, Solar Eclipse Proj., Ser. 2006-0041, 1.86%, VRDN, (LOC: US Bank)	12,065,000	12,065,000
Illinois Ed. Facs. Auth. RB:
Macon Trust, Ser. D, 1.84%, VRDN, (LOC: Bank of America Corp.)	7,010,000	7,010,000
ROC-RR-II-R 10298, 1.79%, VRDN, (Liq.: Citigroup, Inc.)	5,105,000	5,105,000
Illinois Fin. Auth. RB, Univ. of Chicago Proj., Ser. 2008, 1.80%, VRDN, (LOC: Bank of America Corp.)	24,363,000	24,363,000
Jackson, TN Hlth. Edl. & Hsg. RB, Union Univ. Proj., 1.94%, VRDN, (LOC: AmSouth Bancorp)	1,695,000	1,695,000
King Cnty., WA Sch. Dist. No. 401 RB, Highline Pub. Sch. Proj., Ser. 2224, 1.99%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	10,715,000	10,715,000
Mansfield, TX Independent Sch. Dist. GO, ROC-RR-II-R 6005, 1.79%, VRDN, (Gtd. by PSF & Liq.: CitiBank, NA)	8,720,000	8,720,000
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Ser. 1003, 1.83%, VRDN, (LOC: Bank of America Corp.)	6,665,000	6,665,000
Massachusetts Dev. Fin. Agcy. RB:
Boston Univ. Proj., Ser. J, 2.09%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	19,800,000	19,800,000
Cushing Academy Proj., 1.86%, VRDN, (Gtd. by TD Banknorth, NA)	12,745,000	12,745,000
McPherson, KS Edl. Facs. RB:
Ser. A, 1.84%, VRDN, (LOC: Bank of America Corp.)	3,805,000	3,805,000
Ser. B, 1.84%, VRDN, (LOC: Bank of America Corp.)	2,255,000	2,255,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Eagle-20070043, Class A, 1.87%, VRDN, (Insd. by AMBAC)	19,800,000	19,800,000
Miami-Dade Cnty., FL Sch. Board RB, Eagle- 20070068, Class A, 2.18%, VRDN	12,870,000	12,870,000
New Hampshire Hlth. & Edl. Facs. Auth. RB:
Brewster Academy Proj., 1.86%, VRDN, (SPA: Allied Irish Banks plc)	9,745,000	9,745,000
ROC-II-R 783PB, 1.87%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	20,360,000	20,360,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
North Carolina Facs. Fin. Agcy. RB:
Eagle-20070016, Class A, 1.78%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	$16,000,000	$16,000,000
Eagle-720050060, Class A, 1.80%, VRDN, (LOC: CitiBank, NA)	7,550,000	7,550,000
Northern Arizona Univ. RB, Solar Eclipse Proj., Ser. 2007-0014, 1.86%, VRDN, (Insd. by FGIC & LOC: US Bank)	21,070,000	21,070,000
Ohio Higher Ed. Facs. RB:
Cedarville Univ. Proj., 2.06%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Columbus College of Art Proj., 2.25%,VRDN, (LOC: Huntington Natl. Bank)	9,290,000	9,290,000
Ser. B, 2.25%, VRDN, (LOC: Huntington Natl. Bank)	43,135,000	43,135,000
Univ. of Ohio Proj., 2.25%, VRDN, (LOC: Huntington Natl. Bank)	9,330,000	9,330,000
Ohio Higher Ed. Facs. RRB, Ser. 2-A, 5.50%, 12/01/2008	3,355,000	3,378,897
Palm Beach Cnty., FL Sch. Dist. TAN, Ser. 2007, 4.00%, 09/24/2008	35,000,000	35,011,583
Philadelphia, PA Sch. Dist. RB, Ser. 345, 1.89%, VRDN, (Liq.: Morgan Stanley)	3,835,000	3,835,000
Pinckney, MI Cmnty. Sch. Dist. Refunding GO, ROC-RR-II-R 6032, 1.96%, VRDN, (Liq.: Citigroup, Inc.)	6,180,000	6,180,000
Polk Cnty., FL Sch. Board COP, Ser. 2931Z, 2.34%, VRDN, (LOC: FSA & Liq.: JPMorgan Chase & Co.)	10,695,000	10,695,000
Princeton, OH Sch. Dist. MSTR RB, 1.72%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 2.19%, VRDN, (LOC: Bank One)	1,600,000	1,600,000
University of Texas RB, ROC-RR-II-R 752, 1.79%, VRDN, (Liq.: CitiBank, NA)	14,350,000	14,350,000
Washington State Univ. RB, ROC-RR-II-R 595PB, 2.11%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	8,085,000	8,085,000

		464,412,337

ELECTRIC REVENUE 1.3%
Michigan Strategic Fund, Consumers Energy Co. Proj., 1.90%, VRDN, (Liq.: Wells Fargo & Co.)	7,000,000	7,000,000
Nebraska Pub. Power Auth. RB, ROC-RR-II-R 12132, 2.21%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,455,000	3,455,000
Nebraska Pub. Power Generation Agcy. RB, ROC-RR-II-R 11019, 1.87%,VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	26,280,000	26,280,000
Ohio Air Quality Dev. Auth. Exempt Facs., ROC-RR-II-R 11397, 1.97%, VRDN, (Insd. by BHAC & LOC: CitiBank, NA)	19,960,000	19,960,000
Omaha Pub. Power Dist. RB, ROC-RR-II-R 11014, 1.87%, VRDN, (Insd. by BHAC & LOC: CitiBank, NA)	9,810,000	9,810,000
Puerto Rico Elec. Pwr. Auth. RB, Ser. 36, 1.85%, VRDN, (SPA: Societe Generale)	8,165,000	8,165,000
South Carolina Pub. Svc. Auth. RB, ROC-RR-II-R 10288, 1.96%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	10,510,000	10,510,000
Utah Intermountain Power Agcy. Auth. RRB, Power Supply Proj., Ser. F, 2.35%, 12/01/2008, (Insd. by AMBAC & Liq.: Morgan Stanley)	11,000,000	11,000,000
Wyandotte Cnty., KS Util. Sys. RB, ROC-RR-II-R-12036, 2.21%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	5,000,000	5,000,000

		101,180,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 4.4%
ABN AMRO Munitops Cert. Trust GO, Kankakee & Will Cntys., IL Unit Sch. Dist. No. 5, Ser. 2006-39, 1.96%,VRDN, (Insd. by MBIA & SPA:ABN AMRO Bank)	$9,730,000	$9,730,000
Aurora, CO Centretech Metro. Dist. GO, Ser. 1998-C, 1.84%, VRDN, (LOC: US Bank)	3,170,000	3,170,000
Brighton Crossing Metro. Dist. Colorado GO, 1.96%, VRDN, (LOC: Compass Bancshares, Inc.)	5,700,000	5,700,000
Chicago, IL Board of Ed. GO, ROC-RR-II 12146, 1.98%, VRDN, (Liq.: Citigroup, Inc.)	8,000,000	8,000,000
Chicago, IL GO:
Eagle-20070059, Class A, 1.95%, VRDN, (Insd. by FGIC & SPA: LandesBank Hessen-Thüringen Girozentrale)	33,000,000	33,000,000
ROC-RR-II-R 12217, 1.97%, VRDN, (SPA: Bayerische Landesbanken)	1,800,000	1,800,000
Ser. 1050, 2.14%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,790,000	1,790,000
Ser. ZC-1, 4.00%, VRDN, (Insd. by FGIC & LOC: Bank of America Corp.)	64,503,000	64,503,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 2.60%, 09/11/2008, (LOC: U.S. Bank)	19,950,000	19,962,565
Clipper Tax Exempt Cert. Trust, Ser. 2006-4, 1.87%, VRDN, (SPA: State Street Corp.)	4,420,000	4,420,000
Ebert, CO Metro. Dist. Securitization Trust GO, Ser. S1, Class A2, 1.96%, VRDN, (LOC: Compass Bancshares, Inc.)	16,104,000	16,104,000
Emmaus, PA RRB, Dowington Area Sch. Dist. Chester Cnty., Ser. 89-D, Subser. D-27, 1.85%, VRDN, (LOC: US Bank)	15,200,000	15,200,000
Kane McHenry Cook & De Kalb, IL GO, Sch. Dist. No. 300, Ser. 2007, 2.46%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	23,965,000	23,965,000
Lanse Creuse, MI Pub. Sch. Bldg. & Site GO, 2.03%, VRDN, (LOC: JPMorgan Chase & Co.)	51,190,000	51,190,000
Mississippi Dev. Bank Spl. Obl. GO, Solar Eclipse Proj., Ser. 2006-0153, 3.60%, VRDN, (LOC: US Bank)	7,480,000	7,480,000
Morgan Hill, CA Uni. Sch. Dist. MSTR GO, Ser. 39, 1.85%, VRDN, (SPA: Societe Generale)	5,000,000	5,000,000
New York, NY GO:
ROC-RR-II-R 518, 2.03%, VRDN, (Insd. by MBIA & LOC: CitiBank, NA)	9,000,000	9,000,000
Ser. A-4, 2.25%, VRDN, (LOC: WestLB AG)	24,000,000	24,000,000
North Las Vegas, NV GO, Ser. 2006-47, 3.34%, VRDN, (LOC: Bank of America Corp.)	13,600,000	13,600,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., Ser. 2004-10, 1.80%,VRDN, (LOC: CitiBank, NA)	8,000,000	8,000,000
Socorro, TX Independent Sch. Dist. GO, Ser. 1036, 1.87%, VRDN, (Gtd. by PSF & Liq.: JPMorgan Chase & Co.)	5,180,000	5,180,000

		330,794,565

GENERAL OBLIGATION – STATE 4.3%
California MSTR RB, Ser. 42A, 1.85%, VRDN, (SPA: Societe Generale)	4,075,000	4,075,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2004-04, 1.99%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-05, 1.99%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2007-02, 1.89%, VRDN, (Gtd. by State Street Corp.)	13,140,000	13,140,000
Ser. 2007-03, 1.99%, VRDN, (Gtd. by State Street Corp.)	20,000,000	20,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 1.89%, VRDN, (Liq.: State Street Corp.)	$92,942,000	$92,942,000
Ser. 2007-32, 1.99%, VRDN, (Liq.: State Street Corp.)	3,000,000	3,000,000
Ser. 2007-34, 1.99%,VRDN, (Gtd. by State Street Corp. & Insd. by AMBAC)	9,995,000	9,995,000
Ser. 2007-40, 1.99%, VRDN, (Gtd. by State Street Corp. & Insd. by FNMA & GNMA)	36,242,000	36,242,000
District of Columbia GO, Ser. 2001-C, 1.85%, VRDN, (Insd. by FGIC)	19,280,000	19,280,000
Florida Board of Ed. GO:
ROC-RR-II-R 6087, 1.79%, VRDN, (Liq.: Citigroup, Inc.)	3,395,000	3,395,000
ROC-RR-II-R-0482, 1.79%, VRDN, (LOC: CitiBank, NA)	1,145,000	1,145,000
Ser. 137, 1.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,850,000	8,850,000
Florida Dept. of Trans. GO, ROC-RR-II-R-1001, 1.79%, VRDN, (Liq.: Citigroup, Inc.)	2,055,000	2,055,000
Hawaii GO, ROC-RR-II-R 0153, 1.96%, VRDN, (LOC: CitiBank, NA)	3,395,000	3,395,000
Illinois GO, 2.19%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	4,750,000	4,750,000
Massachusetts GO:
Ser. 2648, 1.99%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,700,000	3,700,000
Ser. A, 5.50%, 02/01/2009, (Insd. by MBIA)	7,000,000	7,079,523
Minnesota GO, ROC-RR-II-R 4065, 1.79%, VRDN, (Liq.: Citigroup, Inc.)	3,760,000	3,760,000
Texas GO, Ser. 1013, 1.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,610,000	3,610,000
Washington GO:
Deutsche Bank Spears/Lifers Trust, Ser. DB-446, 1.92%, VRDN, (Insd. by AMBAC & SPA: Deutsche Bank AG)	2,550,000	2,550,000
PFOTER, Ser. 2159, 1.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,580,000	12,580,000
ROC, 1.78%, VRDN, (SPA: Bayerische Landesbanken)	10,875,000	10,875,000
Ser. 2006-0013, 1.84%, VRDN, (LOC: US Bank)	18,635,000	18,693,065
Ser. 2650-Z, 2.14%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,000,000	1,000,000

		325,611,588

HOSPITAL 10.6%
Arizona Hlth. Facs. Auth. RB, PFOTER, Ser. 411, 2.71%,VRDN, (Liq.: Merrill Lynch & Co., Inc.)	25,065,000	25,065,000
Bell Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RB, Scott & White Mem. Hosp. & Scott, Sherwood & Brindley Foundation Proj., Ser. 2000-B1, 2.25%,VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	36,100,000	36,100,000
Butler Cnty., OH Hosp. Facs. RB, UCPHA, Inc. Proj., 2.25%, VRDN, (LOC: Huntington Natl. Bank)	9,565,000	9,565,000
Charlotte-Mecklenberg Hosp. Auth. RB, Ser. 2007-G, 2.18%, VRDN, (Insd. by FSA & SPA: Dexia SA)	13,700,000	13,700,000
Dallas, TX Methodist Hosp. of Dallas CR, Ser. 2008-AU, 2.40%,VRDN, (Gtd. by Methodist Hosp. of Dallas)	24,925,000	24,926,496
Delaware Cnty., OH Hlth. Care Facs. RB, The Centrum at Willowbrook Proj., Ser. 2007, 2.25%, VRDN, (LOC: Huntington Natl. Bank)	5,090,000	5,090,000
Elkhart Cnty., IN RB, PFOTER, Ser. MT-577, 2.64%, VRDN, (Insd. by AMBAC & Liq.: Merrill Lynch & Co., Inc.)	26,770,000	26,770,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR RB, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,050,000	20,055,093

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Fulton Cnty., GA Dev Auth. RB, PFOTER, Ser. 512, 2.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$19,140,000	$19,140,000
Gainesville & Hall Cnty., GA Hosp. Auth. RAN RB, Northeast Georgia Hlth. Sys., Inc. Proj., Ser. 2008-F, 1.81%, VRDN, (SPA: LandesBank Baden-Wurttemberg)	8,500,000	8,500,000
Gainesville & Hall Cnty., GA Hosp. Auth. RAN, Northeast Georgia Hlth. Sys., Inc. Proj., Ser. 2008-B, 1.81%, VRDN, (SPA: LandesBank Baden-Wurttemberg)	16,000,000	16,000,000
Georgia Med. Hosp. Auth. RB, ROC-RR-II-R 10330CE, 1.90%, VRDN, (Liq.: & Gtd. by Citigroup, Inc.)	7,700,000	7,700,000
Harris Cnty., TX Hlth. Facs. RB, Ser. 2008-A, 2.08%, VRDN, (Insd. by FSA & SPA: Dexia SA)	20,000,000	20,000,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. C, 1.85%, VRDN, (Gtd. by Adventist Hlth. Sys.)	11,595,000	11,595,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 1.90%, VRDN, (LOC: Fifth Third Bancorp)	3,690,000	3,690,000
Illinois Fin. Auth. RB:
Children’s Hosp. Proj., Ser. 2008-1098, 1.84%, VRDN, (Insd. by Assured Guaranty Corp. & LOC: Bank of America Corp.)	12,375,000	12,375,000
OSF Heatlhcare Proj.:
Ser. 2007-D, 2.85%, 09/19/2008, (Gtd. by OSF Healthcare Sys.)	22,425,000	22,426,745
Ser. 2008-AQ, 2.45%, 11/17/2008, (Gtd. by OSF Healthcare Sys.)	39,925,000	39,941,212
Ser. 2008-AR:
2.45%, 10/29/2008, (Gtd. by OSF Healthcare Sys.)	52,100,000	52,112,264
2.70%, 12/01/2008, (Gtd. by OSF Healthcare Sys.)	58,500,000	58,521,562
Illinois Hlth. Facs. Auth. RB:
ROC-RR-II-R 401, 1.79%, VRDN, (Insd. by FHA & LOC: CitiBank, NA)	7,870,000	7,870,000
Ser. F, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,000,000	16,000,000
Knox Cnty., TN Hlth. & Edl. Facs. Auth. RB, Catholic Healthcare Partners Proj.:
Ser. 2008-A, 1.88%, VRDN, (SPA: Bayerische Landesbanken)	4,300,000	4,300,000
Ser. 2008-B, 1.90%, VRDN, (SPA: Bayerische Landesbanken)	8,000,000	8,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 1.95%, VRDN, (LOC: Fulton Finl. Corp.)	4,370,000	4,370,000
Lehigh Cnty., PA Gen. Purpose RB, Ser. 385, 2.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	35,240,000	35,240,000
Louisiana Pub. Facs. Auth. RB, Commcare Corp. Proj., Ser. 2008- B, 1.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	15,000,000	15,000,000
Louisville-Jefferson, KY Metro. Govt. RRB, ROC-RR-II-R 672CE, 1.88%, VRDN, (LOC: CitiBank, NA)	6,945,000	6,945,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 1.90%, VRDN, (LOC: Bank of America Corp.)	1,089,000	1,089,000
Medford, OR Hosp. Facs. Auth. RRB, SAVRS, Rogue Valley Manor Proj., 2.40%, VRDN, (Liq.: JPMorgan Chase & Co.)	65,900,000	65,900,000
Miami, FL Hlth. Facs. Auth. RB, PFOTER, Mercy Hosp. Proj., 1.88%, VRDN, (LOC: WestLB AG)	17,400,000	17,400,000
Missouri Hlth. & Edl. Facs. RB:
Lutheran Church Proj., 2.59%, VRDN, (LOC: Bank of America Corp.)	20,220,000	20,220,000
Ser. C-4, 2.20%, VRDN, (Insd. by FSA & LOC: CitiBank, NA)	20,200,000	20,200,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Montgomery Cnty., OH RB, Miami Valley Hosp. Proj., Ser. B:
3.00%, 11/20/2008	$23,275,000	$23,284,895
3.00%, 11/21/2008	21,600,000	21,609,300
New Hampshire Hlth. & Edl. Facs. RB:
Catholic Med. Ctr. Proj., Ser. B, 3.00%, 04/22/2009, (Gtd. by Catholic Med. Ctr.)	7,000,000	7,026,055
Concord Hosp. Proj., Ser. D1, 3.00%, 04/22/2009, (Gtd. by Concord Hosp.)	3,090,000	3,101,502
New Jersey Hlth. Facs. RB, Catholic Hlth. East Proj., Ser. 1486, 2.45%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,065,000	15,065,000
North Carolina Med. Ctr. RB, Ser. 2006-1, 1.90%, VRDN, (LOC: SunTrust Banks, Inc.)	19,995,000	19,995,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 1.83%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,790,000	3,790,000
Parma, OH Hosp. Impt. RB, Parma Cmnty. Gen. Hosp., Ser. A, 1.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,415,000	12,415,000
South Broward, FL Hosp. Dist. RB, Solar Eclipse Proj., Ser. 2006-0043, 1.86%, VRDN, (LOC: US Bank)	5,000,000	5,000,000
South Carolina EDA RB, Claire Coop. Hlth. Proj., 1.99%, VRDN, (LOC: Natl. Bank of South Carolina)	4,045,000	4,045,000
St. Charles Cnty., MO RB, United Handicap Svcs., 2.00%, VRDN, (LOC: U.S. Bancorp)	4,560,000	4,560,000
Tarrant Cnty., TX Hosp. Fin. Corp. CR, Methodist Hosp. Proj., Ser. 2007AX-2, 2.10%, 09/02/2008, (Gtd. by Methodist Hosp.)	25,000,000	25,000,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj., 2.10%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,300,000	1,300,000

		801,999,124

HOUSING 27.3%
Alaska Hsg. Fin. Corp. RB, Ser. 2006-0022, 3.65%, 09/19/2008, (LOC: US Bank)	14,900,000	14,951,723
Alexandria, VA Redev. & Hsg. RB, PFOTER, Ser. C-2, 2.00%, VRDN, (SPA: Royal Bank of Canada)	18,640,000	18,640,000
Bank of New York Co. MTC RB, Ser. 2004-BNY3, 1.85%, VRDN, (LOC: Bank of New York Mellon Corp.)	11,286,500	11,286,500
Boise City, ID Hsg. Auth. RB, ROC-RR-II-R 13006, 2.15%, VRDN, (Liq.: Citigroup, Inc.)	12,230,000	12,230,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 1.94%, VRDN, (LOC: Harris Trust & Savings)	800,000	800,000
Broward Cnty., FL HFA MFHRB:
Pembroke Vlg. Apts. Proj., Ser. 2006A, 1.99%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	28,520,000	28,520,000
Pier Club Apts. Proj., Ser. 2006A & B, 1.99%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	43,995,000	43,995,000
California HFA MHRB:
Ser. 2000-A:
2.67%, VRDN, (Liq.: U.S. Bank)	37,385,000	37,385,000
2.67%, VRDN, (SPA: Bayerische Landesbanken)	27,835,000	27,835,000
Ser. F, 2.17%, VRDN, (Insd. by FSA & SPA: Dexia SA)	70,915,000	70,915,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California HFA RB, Ser. 2001-U, 5.75%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	$10,000,000	$10,000,000
California Hsg. Fin. Agcy. Home Mtge. RB, Ser. F, 2.17%, VRDN, (SPA: Dexia Credit Local)	43,315,000	43,315,000
California Statewide CDA MHRB:
ROC-RR-II-R 13056CE, 1.96%, VRDN, (LOC: Citigroup, Inc.)	28,215,000	28,215,000
ROC-RR-II-R-13062CE, 1.95%, VRDN, (Liq.: Citigroup, Inc.)	27,620,000	27,620,000
ROC-RR-II-R-13064CE, 1.95%, VRDN, (Gtd. by CitiBank, NA)	14,255,000	14,255,000
Ser. 2680, 1.94%, VRDN, (Liq.: JPMorgan Chase & Co.)	20,000,000	20,000,000
Chicago, IL MHRB:
ROC-RR-II-R 13040, 2.00%, VRDN, (Liq.: Citigroup. Inc.)	34,735,000	34,735,000
ROC-RR-II-R 13041, 2.01%, VRDN, (Liq.: Citigroup, Inc.)	9,405,000	9,405,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-01, 2.54%, VRDN, (Liq.: American Intl. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-02, 2.54%, VRDN, (Liq.: American Intl. Group, Inc.)	11,367,000	11,367,000
Ser. 2002-01, 2.54%, VRDN, (Liq.: American Intl. Group, Inc.)	6,043,000	6,043,000
Clipper Tax-Exempt Cert. Trust COP RB:
Ser. 1999-02, 1.99%, VRDN, (SPA: State Street Corp.)	6,436,945	6,436,945
Ser. 2004-10, 1.99%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	7,892,000	7,892,000
Ser. 2005-03, 1.96%, VRDN, (Insd. by FSA & SPA: State Street Corp.).	12,671,000	12,671,000
Ser. 2005-13, 1.96%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	16,574,000	16,574,000
Ser. 2005-14, 1.99%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	23,104,000	23,104,000
Ser. 2005-30, 1.99%, VRDN, (LOC: State Street Corp.)	16,992,000	16,992,000
Ser. 2005-31, 1.99%, VRDN, (LOC: AMBAC & SPA: State Street Corp.)	29,450,000	29,450,000
Ser. 2006-02, 1.99%, VRDN, (SPA: State Street Corp.)	17,813,000	17,813,000
Ser. 2006-06, 1.99%, VRDN, (Liq.: State Street Corp.)	9,088,000	9,088,000
Ser. 2006-10, 1.99%, VRDN, (Gtd. by State Street Corp.)	3,095,000	3,095,000
Clipper Tax-Exempt Cert. Trust RB, Ser. 2002-09, 2.14%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	105,925,000	105,925,000
Colorado Hsg. & Fin. Auth. MHRB:
Greentree Vlg. Apts. Proj., Ser. 2007, 1.91%, VRDN, (LOC: US Bank)	13,250,000	13,250,000
Terrace Park Apts. Proj., Ser. 2007, 1.91%, VRDN, (LOC: US Bank)	11,800,000	11,800,000
Dakota Cnty., MN CDA RB, View Pointe Apts. Proj., Ser. 2007-A, 2.04%, VRDN, (Insd. by FNMA)	8,000,000	8,000,000
Dekalk Cnty., GA Hsg. Auth. RB, PFOTER, Orchard Walk Apts. Proj., Ser. 4584, 2.19%, VRDN, (Insd. by FHLMC)	11,995,000	11,995,000
Denver, CO City & Cnty. MHRB, Ser. 74-G, 1.91%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	10,510,039	10,510,039
District of Columbia HFA MHRB:
2.44%, VRDN, (Gtd. by Trinity Plus Funding Co., LLC)	28,015,000	28,015,000
Fort Lincoln Garden Proj., Ser. A, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	2,295,000	2,295,000
District of Columbia HFA RB, PFOTER:
Carver Sr. Apts. Proj., Ser. 4566, 2.19%, VRDN, (Insd. by FHLMC)	8,585,000	8,585,000
Galen Terrace Proj., Ser. 4568, 2.19%, VRDN, (Insd. by FHLMC)	4,400,000	4,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA RB, PFOTER:
Ser. 4275, 2.17%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$12,995,000	$12,995,000
Duval Cnty., FL MHRB, Camri Green Apts., 2.00%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Fairfax Cnty., VA MHRRB, Ser. 2007-67G, 1.91%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	27,995,000	27,995,000
FHLMC MHRB:
Ser. M001, Class A, 2.19%, VRDN, (Insd. by & Liq.: FHLMC)	31,050,312	31,050,312
Ser. M002, Class A, 2.19%, VRDN, (Insd. by FHLMC)	4,465,552	4,465,552
Ser. M005, Class A, 2.90%, VRDN, (Insd. by FHLMC)	59,161,922	58,647,856
Ser. M008, Class A, 2.19%, VRDN, (Insd. by FHLMC)	20,923,315	20,923,315
Ser. M010, Class A, 2.90%, VRDN, (Insd. by FHLMC)	78,708,513	74,944,855
Florida HFA RB, Vizcaya Villas Proj., Ser. 1996-M, 2.09%, VRDN, (Insd. by FHA & SPA: Royal Bank of Canada)	5,920,000	5,920,000
Greene Cnty., MO IDRB, Stasbourg Estates Proj., 2.03%, VRDN, (LOC: U.S. Bancorp)	2,160,000	2,160,000
Houston, TX Hsg. Fin. Corp. RB, PFOTER:
Kensington Place Apts., Ser. 2004, 2.19%, VRDN, (Insd. by FHLMC)	12,735,000	12,735,000
Sterlingshire Apts. Proj., Ser. 2003 A-1, 2.19%, VRDN, (Insd. by FHLMC)	5,930,000	5,930,000
Illinois HDA RB:
Florida House Proj., Ser. C, 2.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,535,000	5,535,000
Larkin Vlg. Proj., Ser. A, 2.00%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,170,000	14,170,000
Kansas City, MO IDA MHRRB, Ethans Apts. Proj., 1.94%, VRDN, (LOC: CitiBank, NA)	7,560,000	7,560,000
Louisiana HFA MHRB:
Arbor Place Apts. Proj., Ser. 2008, 2.05%, VRDN, (Insd. by FHLMC)	8,440,000	8,440,000
PFOTER, The Crossing Apts. Proj., Ser. 2006-4572, 2.19%, VRDN, (Insd. by FHLMC)	7,420,000	7,420,000
Macon Trust Pooled Cert. RB:
Ser. 1997, 2.05%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	7,795,000	7,795,000
Ser. 1998A, 2.24%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	2,641,000	2,641,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	167,000	167,000
Maine Hsg. Auth. RB, Ser. B, 2.64%, VRDN, (SPA: Rabobank Nederland)	36,631,000	36,631,000
Maricopa Cnty., AZ MHRB, Desert Eagles Estate Proj., Ser. 2003A-1, 2.19%, VRDN, (Insd. by FHLMC)	9,805,000	9,805,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 1.90%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Maryland CDA RB:
Hsg. Dept. Proj., Ser. L, 3.37%, VRDN	10,000,000	10,000,000
Residential Proj., Ser. G, 1.83%, VRDN, (SPA: State Street Corp.)	40,000,000	40,000,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 1.95%, VRDN, (LOC: Fifth Third Bancorp)	7,400,000	7,400,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
2.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,310,000	12,310,000
Class A:
2.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	49,760,000	49,760,000
2.16%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	56,740,000	56,740,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 2.16%, VRDN, (Insd. by FHLMC)	$98,835,000	$98,835,000
Class B, 2.12%, VRDN, (Liq.: Lloyds TSB Group plc)	6,820,000	6,820,000
Class D, 2.12%, VRDN, (Liq.: Societe Generale)	5,505,000	5,505,000
Class EC-001, 1.99%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	585,000	585,000
Ser. 564, 2.10%, VRDN, (LOC: Lloyds TSB Group plc & Liq.: Merrill Lynch & Co., Inc.)	86,780,000	86,780,000
Minnesota Bond Securitization Trust RB:
2.04%, VRDN, (LOC: LaSalle Bank, NA)	5,515,000	5,515,000
Ser. S1, 2.04%, VRDN, (LOC: LaSalle Bank, NA)	3,345,000	3,345,000
Ser. S2, 2.04%, VRDN, (LOC: LaSalle Bank, NA)	3,375,000	3,375,000
Minnesota HFA RB, Residential Hsg. Fin. Auth.:
Ser. N, 3.30%, VRDN	7,200,000	7,200,000
Ser. O, 3.35%, VRDN	11,800,000	11,800,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 2.17%, VRDN, (LOC: FHLMC)	2,425,000	2,425,000
Morgan Keegan Muni. Products Trust, Inc. RB, Ser. 2007F, 2.00%, VRDN, (SPA: BNP Paribas SA)	35,470,000	35,470,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 2.21%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
MuniMae Trust RB, 2.16%, VRDN, (Insd. by FHLMC & Liq.: Merrill Lynch & Co., Inc.)	6,755,000	6,755,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 1.76%, VRDN, (LOC: Northern Trust Corp.)	6,190,000	6,190,000
New York HFA RB, West 23rd St. Proj., Ser. 2001-A, 1.97%, VRDN, (Insd. by FNMA)	14,900,000	14,900,000
New York Homeowner Mtge.Agcy. RB, Ser. 147, 1.88%, VRDN, (SPA: Dexia SA)	15,000,000	15,000,000
New York, NY Hsg. Dev. Corp. MHRB:
1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	25,650,000	25,650,000
Ser. 2008-A-1-A, 1.88%, VRDN, (SPA: Dexia SA)	16,610,000	16,610,000
Ser. J-1, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	75,000,000	75,000,000
Orange Cnty., FL HFA MHRB:
Landings On Millenia Blvd. Apts. Proj., Ser. 2002-A, 2.02%, VRDN, (Insd. by FNMA)	4,760,000	4,760,000
ROC-RR-II-R 13054CE, 1.97%, VRDN, (Insd. by Citigroup, Inc.)	22,275,000	22,275,000
Oregon Homeowner AMT RB, Ser. B, 2.64%, VRDN, (Gtd. by Trinity Plus Funding Co., LLC)	26,966,074	26,966,074
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	645,000	645,000
Pennsylvania HFA SFHRB:
Ser. 91-B, 1.85%, VRDN, (SPA: DEPFA BANK plc)	9,500,000	9,500,000
Ser. 2008-C, 1.85%, VRDN, (LOC: Bank of America Corp.)	10,255,000	10,255,000
San Antonio, TX Hsg. Fin. Corp. RB, PFOTER, Rosemont at Pleasanton Apts. Proj., Ser. 2005, 2.19%, VRDN, (Insd. by FHLMC)	13,265,000	13,265,000
South Carolina Hsg. Fin. & Dev. Auth. RB, PFOTER, Wyndham Pointe Apts. Proj., 2.19%, VRDN, (Insd. by FHLMC)	9,395,000	9,395,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Dakota HDA RB, Ser. C, 1.95%, VRDN, (SPA: Bayerische Landesbanken)	$9,400,000	$9,400,000
St. Anthony, MN MHRB, Landings Silver Lake Proj.:
Ser. 2004-A, 1.94%, VRDN, (LOC: LaSalle Bank, NA)	13,000,000	13,000,000
Ser. 2007, 1.94%, VRDN, (LOC: LaSalle Bank, NA)	1,400,000	1,400,000
Texas Dept. of Hsg. & Cmnty. Affairs SFHRRB, Ser. A, 2.03%, VRDN, (Insd. by FHLMC, FNMA & GNMA & LOC: DEPFA BANK plc)	24,670,000	24,670,000
Texas Dept. of Hsg. RB, PFOTER, Providence at Rush Creek II Apts., Ser. 2004, 2.19%, VRDN, (Insd. by FHLMC)	8,770,000	8,770,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 2.09%, VRDN, (Insd. by FSA & SPA: Societe Generale)	15,210,000	15,210,000
Wisconsin Hsg. & EDRB:
Ser. A:
2.00%, VRDN, (SPA: WestLB AG)	7,865,000	7,865,000
2.00%, VRDN, (SPA: WestLB AG)	11,020,000	11,020,000
Ser. B, 2.00%, VRDN, (LOC: State Street Corp.)	9,015,000	9,015,000
Ser. C:
2.00%, VRDN, (LOC: Lloyds TSB Group plc)	13,275,000	13,275,000
2.00%, VRDN, (SPA: Fortis Bank SA)	13,400,000	13,400,000
Wyoming CDA SFHRB, Ser. A, 1.88%, VRDN, (SPA: WestLB AG)	28,415,000	28,415,000

		2,063,446,171

INDUSTRIAL DEVELOPMENT REVENUE 5.3%
Adams Cnty., CO IDRB, Trustile Doors, Inc. Proj., Ser. 1999A, 2.26%, VRDN, (LOC: KeyCorp)	2,330,000	2,330,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 1.82%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,462,000	3,462,000
Alton, IA IDRB, Northwest Iowa Agronomy Proj., 2.15%, VRDN, (LOC: Bank of America Corp.)	3,130,000	3,130,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 2.14%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 2.17%, VRDN, (LOC: Bank of America Corp.)	1,550,000	1,550,000
Bayou La Batre, AL RB, Eclipse Hospitality, LLC Proj., 2.04%, VRDN, (LOC: First Comml. Bank, Inc.)	1,500,000	1,500,000
Berkeley Cnty., SC IDRB:
Amoco Oil Co. Proj., Ser. 1997, 2.70%, VRDN, (Gtd. by BP plc)	750,000	750,000
Nucor Corp. Proj., Ser. 1995, 2.05%, VRDN, (Gtd. by Nucor)	24,000,000	24,000,000
Bessemer, AL IDRB, Carlton Investments, LLC Proj., 1.99%, VRDN, (LOC: AmSouth Bancorp)	1,650,000	1,650,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 2.15%, VRDN, (LOC: U.S. Bancorp)	2,000,000	2,000,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Waste Svcs. Proj., 2.15%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
Bremen, IN IDRB:
Digger Specialties, Inc. Proj., 2.26%, VRDN, (LOC: KeyCorp)	1,200,000	1,200,000
Universal Bearings, Inc. Proj., 2.26%, VRDN, (LOC: KeyCorp)	1,915,000	1,915,000
Brodhead, WI IDRB, Stoughton Trailers, Inc. Proj., 2.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,800,000	6,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 2.13%, VRDN, (LOC: Associated Banc-Corp.)	$1,750,000	$1,750,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea Proj., 2.14%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,400,000	1,400,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 3.95%, VRDN, (LOC: Marshall & Isley Bank)	815,000	815,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 2.26%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 2.05%, VRDN, (LOC: LaSalle Bank, NA)	1,295,000	1,295,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.09%, VRDN, (LOC: Wells Fargo & Co.)	200,000	200,000
Colorado HFA IDRB, Worldwest, LLP Proj., 1.95%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 2.04%, VRDN, (LOC: Columbus Bank & Trust Co.)	1,850,000	1,850,000
Dallam Cnty., TX Indl. Dev. Econ. RB, Hilmar Cheese Co., Inc. Proj., 1.99%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
De Pere, WI IDRB, Cleaning Sys., Inc., 2.25%, VRDN, (LOC: Marshall & Isley Bank)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Advanced Tech., Inc. Proj., 2.10%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj.:
2.04%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,650,000	1,650,000
1.28%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	255,000	255,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	1,155,000	1,155,000
Repco Equipment Leasing Proj., 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Serigraphic Arts, Inc. Proj., 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 2.18%, VRDN, (LOC: Associated Bank)	1,525,000	1,525,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.10%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	575,000	575,000
Gary, IN EDRB, Grant Street Proj., 1.99%,VRDN, (Liq.: JPMorgan Chase & Co.)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 2.04%, VRDN, (LOC: Bank of America Corp.)	3,630,000	3,630,000
Gulf Coast, TX Waste Disposal Auth. RB ExxonMobil Corp. Baytown Proj., 2.20%, VRDN, (Gtd. by ExxonMobil Corp.)	38,100,000	38,100,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 2.10%, VRDN, (LOC: Branch Bank & Trust Co.)	3,655,000	3,655,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 2.19%, VRDN, (LOC: First Comml. Bank, Inc.)	255,000	255,000
Hall Cnty., NE IDRB, Global Inds., Inc. Proj., 2.04%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 2.40%, VRDN, (LOC:Associated Banc-Corp.)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 2.19%, VRDN, (LOC: First Comml. Bank, Inc.)	1,085,000	1,085,000
Hutchinson Cnty., SD IDRB, Dakota Plains, LLC, 2.07%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 2.20%, VRDN, (LOC: BNP Paribas SA)	$1,795,000	$1,795,000
Kris & Dee Associates, Inc. Proj., 2.10%, VRDN, (LOC: LaSalle Bank, NA)	640,000	640,000
Toyal America, Inc. Proj., 2.05%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	6,000,000	6,000,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 3.10%, VRDN, (LOC: Bank One)	1,825,000	1,825,000
Johnson Cnty., KS Private Activity RB, Stouse Sign & Decal Proj., Ser. A, 1.91%, VRDN, (LOC: U.S. Bancorp)	1,100,000	1,100,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 2.04%, VRDN, (LOC: Wells Fargo & Co.)	5,305,000	5,305,000
Lexington, KY IDRB, Kirby Containers Proj., 1.96%, VRDN, (LOC: AmSouth Bancorp)	1,000,000	1,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 2.85%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid-South Extrusion Proj., 2.09%, VRDN, (LOC: Regions Finl. Corp.)	1,380,000	1,380,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 2.00%, VRDN, (Gtd. by Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 2.04%, VRDN, (LOC: Regions Finl. Corp.)	2,130,000	2,130,000
Mandan, ND IDRRB, Cloverdale Foods Co. Proj., 2.07%, VRDN, (LOC: Bank of North Dakota)	3,280,000	3,280,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 2.15%, VRDN, (LOC: Associated Banc-Corp.)	450,000	450,000
Manitowoc Tool & Machining Proj., 2.15%, VRDN, (LOC: Associated Banc-Corp.)	900,000	900,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 2.10%, VRDN, (Coll.: Bay Hypo Und Vereinsbank AG)	1,905,000	1,905,000
Maryland Indl. Dev. Fin. Auth. EDRB, Foodswing Proj., Ser. 2008, 2.15%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 2.95%, VRDN, (LOC: Bank One)	2,800,000	2,800,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 2.05%, VRDN, (LOC: U.S. Bancorp)	1,860,000	1,860,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 2.19%, VRDN, (Insd. by Columbus B&T)	2,500,000	2,500,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 1.70%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 2.15%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 2.15%, VRDN, (LOC: U.S. Bancorp)	2,425,000	2,425,000
Milwaukee, WI Redev. Auth. RB, Palermo Villa, Inc. Proj., Ser. A, 2.25%, VRDN, (LOC: U.S. Bancorp)	2,495,000	2,495,000
Missouri IDRB, Quality Wood Products, Inc. Proj., Ser. A, 2.09%, VRDN, (SPA: BNP Paribas SA)	695,000	695,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 2.40%, VRDN, (LOC: Regions Finl. Corp.)	2,780,000	2,780,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Muscle Shoals, AL IDRB, Robbins, LLC Proj., Ser. A, 1.99%, VRDN, (LOC: AmSouth Bancorp)	$4,500,000	$4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs., LLC, 2.12%, VRDN, (SPA: BNP Paribas SA)	2,945,000	2,945,000
New Hampshire Business Fin. Auth. IDRB, Monadnock Econ. Dev. & Precitech Proj., 2.26%, VRDN, (LOC: KeyCorp)	2,675,000	2,675,000
Ohio Air Quality Dev.Auth. Exempt Facs. RB, Andersons Marathon Ethanol Proj., Ser. 2007, 1.95%, VRDN, (LOC: CoBank)	49,500,000	49,500,000
Oregon EDRB:
Beef Northwest Feeders Proj.:
2.04%, VRDN, (LOC: Bank of America Corp.)	1,130,000	1,130,000
2.15%, VRDN, (LOC: Bank of America Corp.)	1,125,000	1,125,000
Behlen Manufacturing Co. Proj., 2.03%, VRDN, (LOC: LaSalle Bank, NA)	5,500,000	5,500,000
Osage City, KS IDRB, Norseman Plastics Proj., 2.15%, VRDN, (SPA: Bank of Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 2.09%, VRDN, (LOC: Regions Finl. Corp.)	1,090,000	1,090,000
Philadelphia, PA IDRB, Ser. 2133, 1.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,810,000	40,810,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 2.10%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.26%, VRDN, (LOC: KeyCorp)	2,170,000	2,170,000
Rhode Island Indl. Facs. Corp. IDRB, Calise & Sons Bakery Proj., 2.15%, VRDN, (LOC: Citizens Bank)	4,315,000	4,315,000
Scott Cnty., IA IDRB, Nichols Aluminum Recycling Proj., 2.25%, VRDN, (LOC: U.S. Bancorp)	1,200,000	1,200,000
South Carolina Jobs EDA RB:
Goglanian Bakeries, Inc. Proj., 2.02%, VRDN, (LOC: California Bank & Trust)	10,000,000	10,000,000
Mid-Atlantic Drainage Proj., 2.19%, VRDN, (LOC: Natl. Bank of South Carolina)	1,520,000	1,520,000
Ortec, Inc. Proj., Ser. B, 2.20%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Southwestern Illinois IDRB, Mattingly Lumber Proj., Ser. 2005-A, 2.23%, VRDN, (LOC: US Bank)	3,080,000	3,080,000
Traill Cnty., ND Solid Waste RB, American Crystal Sugar Co., 2.12%, VRDN, (SPA: BNP Paribas SA)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 2.34%, VRDN, (LOC: AmSouth Bancorp)	125,000	125,000
Hardwear Corp. Proj., 2.14%, VRDN, (LOC: AmSouth Bancorp)	550,000	550,000
Nucor Corp. Proj., 2.05%, VRDN, (Gtd. by Nucor Corp.)	6,700,000	6,700,000
Union Cnty., AR Indl. Board PCRB, Great Lakes, Inc. Proj., 1.94%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.26%, VRDN, (LOC: AmSouth Bancorp)	3,725,000	3,725,000
Washington EDFA RB:
Revvar-Skagit Vy Publishing Proj., Ser. 2008-D, 1.94%, VRDN, (LOC: US Bank)	7,000,000	7,000,000
Royal Ridge Fruit Proj., 1.99%, VRDN, (LOC: Bank of America Corp.)	3,355,000	3,355,000
West Bend, WI IDRB, Bestech Tool Corp. Proj., Ser. A, 2.25%, VRDN, (LOC: U.S. Bancorp)	1,135,000	1,135,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Will Cnty., IL IDRB, Amoco Chemical Co. Proj., Ser. 1995, 2.70%, VRDN, (Gtd. by BP plc)	$675,000	$675,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 1.99%, VRDN, (LOC: Northern Trust Corp.)	1,000,000	1,000,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 2.25%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 2.20%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000

		400,972,000

LEASE 1.4%
ABN AMRO Chicago Corp. Leasetops Master Trust RB, Ser. 1997-1, 2.04%, VRDN, (LOC: LaSalle Bank, NA)	73,213,097	73,213,097
Clipper Tax-Exempt Cert. Trust COP, Ser. 2007-10, 1.99%, VRDN, (SPA: State Street Corp.)	8,795,000	8,795,000
Kentucky Property & Bldg. Cmnty. RB, Proj. No. 88, 4.50%, 11/01/2008, (Insd. by FGIC)	9,500,000	9,516,987
Michigan Bldg.Auth. RB, ROC-RR-II-R 575, 2.74%, VRDN, (LOC: CitiBank, NA)	10,315,000	10,315,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 1.89%, VRDN, (Liq.: Morgan Stanley)	4,100,000	4,100,000
St. Lucie Cnty., FL Sch. Board COP, 1.84%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,794,500	1,794,500

		107,734,584

MISCELLANEOUS REVENUE 12.0%
Bad River Band Lake Superior, Wisconsin RB, Native Lands Acquisitions Proj., 2.15%, VRDN, (LOC: Associated Banc-Corp.)	4,120,000	4,120,000
Bay Area, CA Toll Bridge Auth. RB, Ser. C, 1.80%, 04/01/2025, (SPA: Bayerische Landesbanken)	50,000,000	50,000,000
Citizens Property Insurance Corp. Florida Sr. Secd. High Risk Rev. Notes, Ser.A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	341,100,000	343,557,544
Clarksville, TN Pub. Bldg. Auth. RB:
1.90%, VRDN, (LOC: Bank of America Corp.)	2,625,000	2,625,000
2.45%, VRDN, (LOC: Bank of America Corp.)	1,180,000	1,180,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club Proj., 1.99%, VRDN, (LOC: AmSouth Bancorp)	5,000,000	5,000,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-B, 2.59%, VRDN, (Gtd. by Motiva Enterprises, LLC)	22,000,000	22,000,000
Ser. 1997-C, 2.60%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Florida Board of Ed. Lottery RB, PFOTER, Ser. 2303, 2.19%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	25,490,000	25,490,000
Fort McDowell, AZ Yavapai Nation Eagle Trust RB, Class A, 2.03%, VRDN, (Liq.: Citigroup, Inc.)	34,175,000	34,175,003
Gulf Coast of Texas IDA Env. Facs. RB, Citgo Petroleum Corp. Proj., Ser. 2001, 2.70%, VRDN, (LOC: Bank of New York Mellon Corp.)	865,000	865,000
Gulf Coast of Texas Waste Disposal Auth. PCRB:
Amoco Oil Co. Proj., Ser. 1994, 2.70%, VRDN, (Gtd. by BP plc)	460,000	460,000
ExxonMobil Corp. Proj., Ser. 2002, 2.35%, VRDN, (Gtd. by ExxonMobil Corp.)	24,900,000	24,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	$55,000,000	$55,199,130
Issaquah, WA Cmnty. Properties RB, Ser. A, 1.83%, VRDN, (LOC: Bank of America Corp.)	32,500,000	32,500,000
JPMorgan Chase & Co. RB, PUTTER, Ser. 2382, 2.09%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,240,000	1,240,000
Kansas City,. MO RRB, H. Roe Bartle Convention Ctr. Proj.:
Ser. 2008 E, 1.81%, VRDN, (LOC: Bank of America Corp.)	11,625,000	11,625,000
Ser. 2008 F, 1.81%, VRDN, (SPA: Dexia SA)	2,400,000	2,400,000
Kemmerer, WY PCRB, ExxonMobil Proj., Ser. 1984, 2.20%, VRDN, (Gtd. by ExxonMobil Corp.)	20,990,000	20,990,000
Louisiana Env. Facs. RB, 1.87%, VRDN, (LOC: Regions Finl. Corp.)	16,000,000	16,000,000
Louisiana Pub. Facs. Auth. RB, Ser. 4000, 1.92%, VRDN, (LOC: Branch Bank & Trust Co.)	3,045,000	3,045,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. A, 2.87%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FGIC)	9,335,000	9,335,000
Metropolitan Govt. Nashville, TN IDRB, American Cancer Society, 1.89%, VRDN, (LOC: AmSouth Bancorp)	100,000	100,000
Michigan State Strategic Fund Ltd. Obl. RRB, Dow Chemical Proj., Ser. 2003B-2, 2.25%, VRDN, (Gtd. by Dow Chemical Co.)	16,000,000	16,000,000
Michigan State Strategic Fund RB, Dow Chemical Co. Proj., Ser. 2003A-1, 2.15%, VRDN, (Gtd. by Dow Chemical Co.)	25,000,000	25,000,000
Mississippi Business Fin. Corp. RB, Jackson Med. Mall Foundation Proj., Ser. 2008-A, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,300,000	5,300,000
Nevada Dept. of Business RB, LVE Energy Partners, LLC Proj., 2.15%, VRDN, (LOC: Sumitomo Bank)	13,100,000	13,100,000
New York, NY TFA RB, ROC-RR-II-R 809, 1.85%, VRDN, (SPA: Deutsche Bank AG)	10,605,000	10,605,000
Obetz, OH BAN RB, Centerpoint Impt. Proj., Ser. 2007, 2.30%, VRDN, (LOC: Huntington Natl. Bank)	5,735,000	5,735,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., Ser. B, 1.92%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 1.89%, VRDN, (Gtd. by Sunoco, Inc.)	26,800,000	26,800,000
Phoenix, AZ Civic Impt. Corp. RB, PFOTER, Ser. PZ-284, 1.87%, VRDN, (Insd. by BHAC & Liq.: Merrill Lynch & Co., Inc.)	10,545,000	10,545,000
Port Arthur, TX Navigation Dist. Env. Facs. IDRB, Fina Oil & Chemical Co. Proj.:
2.15%, VRDN, (Gtd. by Motiva Enterprises, LLC)	33,525,000	33,525,000
Ser. B, 1.95%, VRDN, (Gtd. by Flint Resources)	8,700,000	8,700,000
Port Arthur, TX Navigation Dist. Env. Facs. RB:
BASF Corp. Proj., Class A, 1.95%, VRDN, (Liq.: BASF Corp.)	15,000,000	15,000,000
Motiva Enterprises Proj., Ser. 2008, 2.20%, VRDN, (Gtd. by Motiva Enterprises, LLC)	12,000,000	12,000,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj., Ser. C, 2.16%, VRDN, (LOC: AmSouth Bancorp)	490,000	490,000
St. Tammany Parish, LA Dev. Dist. RB, Slidell Dev. Co. Proj., Ser. A, 1.89%, VRDN, (LOC: Regions Bank)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Stevenson, AL Indl. Dev. Board of Env. Impt. RB, Mead Corp. Proj., Ser. 1998-B, 1.94%, VRDN, (Liq.: JPMorgan Chase & Co.)	$10,200,000	$10,200,000
Vail, CO Property Tax RB, Solaris Metro. Dist. Proj., Ser. 2008, 1.89%, VRDN, (LOC: Key Bank, NA)	5,615,000	5,615,000
Valdez, AK Marine Terminal RB, ExxonMobil Proj., Ser. 2001, 2.20%, VRDN, (Gtd. by ExxonMobil Corp.)	20,500,000	20,500,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. A, 2.83%, VRDN, (Gtd. by Dow Chemical Co.)	2,050,000	2,050,000

		905,471,677

PORT AUTHORITY 0.3%
Chicago, IL IDRB, Federal Marine Terminal Proj., 2.00%, VRDN, (LOC: LaSalle Bank, NA)	4,200,000	4,200,000
Massachusetts Port Auth. RB:
PFOTER, 1.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,270,000	1,270,000
ROC-RR-II-R 10188, 1.72%, VRDN, (LOC: CitiBank, NA)	14,580,000	14,580,000

		20,050,000

PRE-REFUNDED 0.6%
Houston, TX Independent Sch. Dist. RRB, Ser. 1999-A, 5.00%, 02/15/2009	6,000,000	6,148,544
Michigan Muni. Bond Auth. RRB, 5.25%, 12/01/2008, (Gtd. by U.S. Treasury)	32,630,000	33,370,111
Nevada Capital Impt. & Cultural Affairs GO, Ser. A, 5.50%, 02/01/2009, (Gtd. by U.S. Treasury)	3,410,000	3,528,996
Shelbyville, IN Elementary Sch. Bldg. Corp. RB, Ser. 1999, 5.625%, 01/15/2009, (Gtd. by U.S. Treasury)	3,875,000	4,011,658

		47,059,309

PUBLIC FACILITIES 0.5%
Miami-Dade Cnty., FL Sch. Board COP RB, ROC-RR-II-R 12042, 2.21%, VRDN, (Insd. by FSA & Liq.: Citigroup, Inc.)	7,900,000	7,900,000
Palm Beach Cnty., FL Refunding COP RB, PFOTER, Ser. 2007-4070, 2.47%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	15,725,000	15,725,000
Palm Beach Cnty., FL Sch. Board RB, Eagle-20070021 Class A, 1.95%, VRDN, (SPA: Bayerische Landesbanken)	10,985,000	10,985,000
Stafford Cnty., VA EDRB, Ser. 2635, 1.99%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,500,000	2,500,000

		37,110,000

RESOURCE RECOVERY 0.4%
Ladysmith, WI Solid Waste Disposal Facs. RB, Cityforest Corp. Proj., Ser. 1998, 2.07%, VRDN, (LOC: Union Bank of California)	17,495,000	17,495,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.09%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	13,600,000	13,600,000

		31,095,000

SOLID WASTE 2.4%
Broomfield Village, CO Metro. Dist. No. 2 RRB, Ser. A, 2.09%, VRDN, (LOC: Compass Bancshares, Inc.)	7,230,000	7,230,000
Hammond, IN Sewer & Solid Waste RRB, Cargill, Inc. Proj., 2.17%, VRDN, (Gtd. by Cargill, Inc.)	6,500,000	6,500,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ltd. Proj., Ser. 2004-A, 2.65%, VRDN, (Gtd. by Deer Park Refining, Ltd.)	$63,600,000	$63,600,000
Indiana Dev. Fin. Auth. Env. RB, Republic Svcs., Inc. Proj., Ser. 2001, 2.52%, VRDN, (LOC: SunTrust Banks, Inc.)	7,600,000	7,600,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
2.20%, VRDN, (Gtd. by Flint Hills Resources)	30,500,000	30,500,000
Ser. 2002-A, 2.20%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 2.14%, VRDN, (Gtd. by Flint Hills Resources)	48,500,000	48,500,000
Ser. B, 2.10%, VRDN, (Gtd. by Flint Hills Resources)	11,700,000	11,700,000

		183,130,000

SPECIAL TAX 6.0%
ABN AMRO Munitops RB, Ser. 2002-24, 3.34%, VRDN, (LOC:ABN AMRO Bank)	42,105,000	42,105,000
Austin, TX COP, Quarry CDD, Ser. 2008-346, 1.99%, VRDN, (LOC: Bank of America Corp.)	56,725,000	56,725,000
Austin, TX RB, Hotel Occupancy Tax Sub Lien, Ser. A, 1.80%, VRDN, (SPA: Dexia SA)	6,260,000	6,260,000
Bay County, FL Sales Tax RB, Solar Eclipse Proj., Ser. 2006-0103, 1.86%, VRDN, (LOC: U.S. Bancorp)	13,040,000	13,040,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 2.10%, VRDN, (Liq.: Morgan Stanley)	1,770,000	1,770,000
Dallas, TX Area Rapid Trans. Macon Variable Cert., Ser. 2007-326, 2.24%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,305,000	4,305,000
Dallas, TX Area Rapid Trans. RB, Ser. 99-TP, 1.88%, VRDN, (LOC: Branch Bank & Trust Co.)	10,760,000	10,760,000
Denver, CO Urban Renewal Tax RB, Downtown Denver, Ser. B, 1.90%, VRDN, (LOC: Compass Bank)	13,210,000	13,210,000
Hendricks Cnty., IN RB, Heartland Crossing Proj., Ser. A, 2.30%, VRDN, (LOC: Huntington Natl. Bank)	3,495,000	3,495,000
Louisiana Gas & Fuels RB:
ROC-RR-II-R 660, 2.14%, VRDN, (LOC: CitiBank, NA)	85,575,000	85,575,000
ROC-RR-II-R 661, 1.96%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	1,180,000	1,180,000
Metropolitan Pier & Expo. Auth., Illinois RB:
ROC-RR-II-R 10300, 2.04%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	16,750,000	16,750,000
ROC-RR-II-R 12031, 2.05%, VRDN, (Liq.: Citigroup, Inc.)	37,520,000	37,520,000
Ser. 442, 1.90%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	15,640,000	15,640,000
Ser. DB-623, 1.88%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	5,400,000	5,400,000
Miami-Dade Cnty., FL RB, Ser. DBE-538, 1.88%, VRDN, (SPA: Deutsche Bank AG)	2,245,000	2,245,000
Michigan Trunk Line Fund RB, Ser. 2006, 5.00%, 11/01/2008, (Insd. by FGIC)	7,550,000	7,578,126
New York, NY TFA RB, Ser. 362, 1.82%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 2481, 2.04%, VRDN, (Liq.: Morgan Stanley)	43,745,000	43,745,000
Puerto Rico RRB, PFOTER, Ser. 267, 1.86%, VRDN, (SPA: Dexia SA)	14,202,000	14,202,000
Scottsdale, AZ Muni. Property Corp. Excise Tax RB, PFOTER, Ser. 1523, 1.83%, VRDN, (SPA: Rabobank Neder)	13,076,000	13,076,000
St. John’s Cnty., FL RB, ROC-RR-II-R 755PB, 1.92%, VRDN, (SPA: Deutsche Bank AG)	6,225,000	6,225,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Timnath, CO Dev. Auth. RB, Tax Increment, Ser. 2007, 1.92%, VRDN, (LOC: Compass Bancshares, Inc.)	$6,675,000	$6,675,000
Washington, DC Convention Ctr. Auth. RRB, Ser. 2007-A, 2.47%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	41,305,000	41,305,000

		451,286,126

STUDENT LOAN 1.5%
Louisiana Pub. Facs. Auth. Student Loan Certs. RB, Ser. L-17, 2.09%, VRDN, (LOC: Royal Bank of Canada)	54,495,000	54,495,000
Michigan Higher Ed. Student Loan Certs. RRB, Ser. L-27, 2.09%, VRDN, (LOC: Royal Bank of Canada)	59,245,000	59,245,000

		113,740,000

TOBACCO REVENUE 0.5%
Alaska Tobacco Settlement Northern Tobacco Securitization Corp. RB, PFOTER, 2.53%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,000,000	34,000,000

TRANSPORTATION 3.2%
California Bay Area Toll & Bridge Auth. RB, San Francisco Toll Bridge:
Ser. A, 1.80%, 04/01/2036, (SPA: Bayerische Landesbanken)	50,000,000	50,000,000
Ser. B, 1.80%, 04/01/2039, (SPA: Bayerische Landesbank & California Public Employees’ Retirement Sys.)	73,750,000	73,750,000
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 2.14%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	2,559,500	2,559,500
Colorado E-470 Pub. Hwy. Auth. RRB, Ser. B, 3.70%, 09/01/2008, (Insd. by MBIA)	23,355,000	23,355,000
Illinois Toll Hwy. Auth. RB, ROC-RR-II-R 606, 1.96%, VRDN, (SPA: Deutsche Bank AG)	6,150,000	6,150,000
Massachusetts Turnpike Auth. MSTR, Ser. 28, 1.87%, VRDN, (SPA: Societe Generale)	16,665,000	16,665,000
New Jersey TTFA RB, Ser. 038, 1.88%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	250,000	250,000
New Jersey Turnpike Auth. RB, PFOTER, 3.28%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	17,865,000	17,865,000
North Texas Throughway Auth. COP RB, Ser. 2008-6, 2.14%, VRDN, (SPA: DEPFA BANK plc)	30,000,000	30,000,000
North Texas Throughway Auth. COP, Ser. DB-620 , 1.88%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,570,000	18,570,000

		239,164,500

UTILITY 7.4%
Brownsville, TX Util. Sys. RB, Ser. DBE-533, 1.88%, VRDN, (SPA: Deutsche Bank AG)	3,595,000	3,595,000
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 2.60%, VRDN, (LOC: JPMorgan Chase & Co.)	850,000	850,000
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, VRDN, (LOC: Royal Bank of Canada)	61,000,000	61,000,000
Houston, TX Util. Sys. RB, ROC-RR-II-R 6017, 2.19%, VRDN, (LOC: CitiBank, NA)	10,185,000	10,185,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Indiana Muni. Power Supply Sys. RB, ROC-RR-II-R 592PB, 1.87%, VRDN, (Insd. by BHAC & SPA: Deutsche Bank AG)	$25,330,000	$25,330,000
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, VRDN, (LOC: Rabobank Nederlands)	60,000,000	60,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 1.82%, VRDN, (SPA: Royal Bank of Canada)	12,500,000	12,500,000
Louisiana Gas & Fuels Tax RB, Eagle-20060030, Class A, 1.96%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	56,430,000	56,430,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.84%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	7,390,000	7,390,000
Michigan Strategic Fund, Ltd. RB, Dow Chemical Co. Proj., 2.25%, VRDN, (Gtd. by Dow Chemical Co.)	12,000,000	12,000,000
Milwaukee, WI IDRRB, Wisconsin Elec. Power Co. Proj., 2.15%, VRDN, (Gtd. by Wisconsin Elec. Power Co.)	2,000,000	2,000,000
Nebraska Pub. Power Dist. RB, Eagle-20041016, 2.20%, VRDN, (LOC: CitiBank, NA)	10,665,000	10,665,000
North Carolina Eastern Muni. Power Agcy. Auth. RB, 2.04%, VRDN, (Liq.: Morgan Stanley)	4,326,000	4,326,000
Port Morrow, OR PCRRB, Idaho Power Co. Proj., 2.85%, VRDN, (Gtd. by Idaho Power Co.)	4,360,000	4,360,000
Tennessee Energy Acquisition Corp. RB:
ROC-RR-II-R 11446, 2.09%, VRDN, (LOC: CitiBank, NA)	10,000,000	10,000,000
ROC-RR-II-R 598, 2.09%, VRDN, (LOC: CitiBank, NA)	8,150,000	8,150,000
Texas Muni. Gas Acquisition & Supply Corp. RB:
Ser. 2848, 2.04%, VRDN, (LOC: Morgan Stanley & Co.)	168,400,000	168,400,000
Ser. 2849, 2.04%, VRDN, (LOC: Morgan Stanley & Co.)	100,000,000	100,000,000

		557,181,000

WATER & SEWER 4.0%
Baltimore, MD RB MSTR, Ser. 152, 2.10%, VRDN, (SPA: Societe Generale)	10,000,000	10,000,000
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.00%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	7,140,000	7,140,000
Chicago, IL Water RB, Eclipse Funding Trust, Ser. 2006-0106, 1.86%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	34,115,000	34,115,000
Clipper Tax-Exempt Cert. Trust COP RB, Ser. 2007-23, 1.99%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & LOC: AMBAC)	16,460,000	16,460,000
Honolulu, HI City & Cnty. Wastewater Sys. RB:
ROC-RR-II-R 12194, 2.04%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	9,900,000	9,900,000
Ser. 400, 6.00%, VRDN, (Insd. by FGIC & Liq.: Morgan Stanley)	5,542,500	5,542,500
Las Vegas Valley, NV Water Dist. RB, PFOTER, Ser. 1375, 1.99%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	2,720,000	2,720,000
Massachusetts Water Resources Auth. RB, PFOTER, Ser. 2660, 1.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Utility Auth., Wastewater Treatment Proj., Ser. 2006-A, 2.00%, VRDN, (Insd. by FSA & SPA: Dexia SA) ..	113,825,000	113,825,000
New York, NY Muni. Water Fin. Auth. RB, Ser. 3092, 1.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	14,770,000	14,770,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Peace River/Manasota, FL Regl. Water Supply Auth. RB, ROC-RR-II-R 607, 2.19%, VRDN, (Insd. by FSA & SPA: Deutsche Bank AG)	$3,925,000	$3,925,000
Philadelphia, PA Water & Wastewater RRB, PFOTER, Ser. 2007-4117, 2.47%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: Merrill Lynch & Co., Inc.)	16,770,000	16,770,000
Phoenix, AZ Civic Impt. RB, ROC-RR-II-R 674, 2.04%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,120,000	4,120,000
San Diego, CA Pub. Facs. Auth. MSTR RB:
Ser. 30, 1.85%, VRDN, (SPA: Societe Generale)	7,315,000	7,315,000
Ser. 33, 1.85%, VRDN, (SPA: Societe Generale)	4,165,000	4,165,000
South Florida Water Mgmt. Dist. RB, ROC-RR-II-R 671, 2.04%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	3,330,000	3,330,000
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 1.85%, VRDN, (SPA: Dexia SA) ...	45,000,000	45,000,000

		304,097,500

Total Municipal Obligations (cost $7,975,056,196)		7,975,056,196

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund, Class I, 1.89% q (cost $500,000)	500,000	500,000

Total Investments (cost $7,975,556,196) 105.7%		7,975,556,196
Other Assets and Liabilities (5.7%)		(427,312,147)

Net Assets 100.0%		$7,548,244,049

q	Rate shown is the 7-day annualized yield at period end.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PSF	Permanent School Fund
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2008:

Texas	12.8%
Florida	11.3%
Illinois	9.3%
California	6.5%
Delaware	3.8%
Ohio	3.6%
Indiana	3.2%
New York	2.9%
Louisiana	2.9%
Michigan	2.6%
Colorado	2.5%
Wisconsin	1.8%
District of Columbia	1.7%
Mississippi	1.6%
Arizona	1.5%
Washington	1.4%
Pennsylvania	1.4%
Wyoming	1.4%
Oregon	1.3%
Georgia	1.3%
Missouri	1.1%
Massachusetts	1.0%
Maryland	1.0%
North Carolina	1.0%
Tennessee	1.0%
Virginia	0.9%
Puerto Rico	0.9%
Alaska	0.9%
Nebraska	0.8%
South Carolina	0.8%
Nevada	0.7%
Minnesota	0.7%
New Hampshire	0.7%
Idaho	0.5%
Hawaii	0.5%
Maine	0.5%
Alabama	0.4%
Kansas	0.2%
Kentucky	0.2%
New Jersey	0.2%
Utah	0.1%
Arkansas	0.1%
South Dakota	0.1%
North Dakota	0.1%
Connecticut	0.1%
Iowa	0.1%
Rhode Island	0.1%
Vermont	0.1%
Non-state specific	10.4%

Total	100.0%

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	98.9%
Tier 2	1.1%

100.0%

The following table shows the percent of total investments by maturity as of August 31, 2008:

1 day	0.3%
2-7 days	84.4%
8-60 days	3.1%
61-120 days	4.7%
121-240 days	1.3%
241+ days	6.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments at amortized cost	$7,975,556,196
Cash	2,799,580
Receivable for securities sold	162,050,178
Receivable for Fund shares sold	5,459,071
Interest receivable	33,011,087
Prepaid expenses and other assets	82,225

Total assets	8,178,958,337

Liabilities
Dividends payable	7,455,730
Payable for securities purchased	618,281,129
Payable for Fund shares redeemed	4,048,988
Advisory fee payable	90,879
Distribution Plan expenses payable	28,587
Due to other related parties	50,214
Accrued expenses and other liabilities	758,761

Total liabilities	630,714,288

Net assets	$7,548,244,049

Net assets represented by
Paid-in capital	$7,547,109,772
Undistributed net investment income	1,139,443
Accumulated net realized losses on investments	(5,166)

Total net assets	$7,548,244,049

Net assets consists of
Class I	$6,300,434,971
Class AD	98,819,303
Class IN	218,239,268
Class IS	911,821,169
Class P	18,929,338

Total net assets	$7,548,244,049

Shares outstanding (unlimited number of shares authorized)
Class I	6,299,511,824
Class AD	98,842,500
Class IN	218,231,144
Class IS	911,590,999
Class P	18,930,297

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$90,842,939
Dividends	1,811,029
Income from affiliate	111,724

Total investment income	92,765,692

Expenses
Advisory fee	4,366,234
Distribution Plan expenses
Class AD	21,406
Class IN	99,296
Class IS	1,111,123
Class P	49,068
Administrative services fee	2,381,582
Transfer agent fees	62,903
Trustees’ fees and expenses	51,879
Printing and postage expenses	20,428
Custodian and accounting fees	925,001
Registration and filing fees	105,328
Professional fees	63,173
Other	79,503

Total expenses	9,336,924
Less: Expense reductions	(61,367)

Net expenses	9,275,557

Net investment income	83,490,135

Net realized losses on investments	(5,166)

Net increase in net assets resulting from operations	$83,484,969

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$83,490,135		$318,078,051
Net realized gains or losses on investments		(5,166)		2,918,099

Net increase in net assets resulting from operations		83,484,969		320,996,150

Distributions to shareholders from
Net investment income
Class I		(72,923,590)		(283,685,712)
Class AD		(909,530)		(3,743,919)
Class IN		(2,075,600)		(7,471,488)
Class IS		(8,511,041)		(23,882,255)
Class P		(166,110)		(457,262)

Total distributions to shareholders		(84,585,871)		(319,240,636)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	17,044,884,730	17,044,884,730	43,348,110,677	43,348,110,677
Class AD	70,690,812	70,690,812	195,854,217	195,854,217
Class IN	119,045,964	119,045,964	251,494,866	251,494,866
Class IS	1,044,699,507	1,044,699,507	1,791,022,575	1,791,022,575
Class P	9,694,660	9,694,660	36,241,196	36,241,196

		18,289,015,673		45,622,723,531

Net asset value of shares issued in reinvestment of distributions
Class I	29,234,578	29,234,578	131,571,282	131,571,282
Class AD	861,607	861,607	3,507,145	3,507,145
Class IN	2,024,537	2,024,537	7,198,211	7,198,211
Class IS	5,493,577	5,493,577	16,418,760	16,418,760
Class P	165,156	165,156	450,790	450,790

		37,779,455		159,146,188

Payment for shares redeemed
Class I	(16,444,329,939)	(16,444,329,939)	(44,931,859,408)	(44,931,859,408)
Class AD	(48,101,755)	(48,101,755)	(184,140,107)	(184,140,107)
Class IN	(105,288,636)	(105,288,636)	(304,510,099)	(304,510,099)
Class IS	(870,283,918)	(870,283,918)	(1,752,187,954)	(1,752,187,954)
Class P	(13,162,950)	(13,162,950)	(21,620,001)	(21,620,001)

		(17,481,167,198)		(47,194,317,569)

Net increase (decrease) in net assets resulting from capital share transactions		845,627,930		(1,412,447,850)

Total increase (decrease) in net assets		844,527,028		(1,410,692,336)
Net assets
Beginning of period		6,703,717,021		8,114,409,357

End of period		$7,548,244,049		$6,703,717,021

Undistributed net investment income		$1,139,443		$2,235,179

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets (on an annualized basis).

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.75% of the average daily net assets for each class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spyeeds, credit                   risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$500,000
Level 2 – Other Significant Observable Inputs	7,975,056,196
Level 3 – Significant Unobservable Inputs	0

Total	$7,975,556,196

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161,Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT EVENTS

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

TRUSTEES AND OFFICERS

TRUSTEES[1] Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

567758 rv5 10/2008

Evergreen Institutional Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Treasury Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the valu es of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

1

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional Shares (Class I)	Administrative Shares (Class AD)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional U.S. Treasury Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	11/20/1996	5/1/2001	5/1/2001	11/27/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX	ENTXX	EITXX	ESTXX

6-month return	0.92%	0.89%	0.86%	0.79%	0.72%	0.78%	0.87%

Average annual return

1-year	2.82%	2.77%	2.72%	2.57%	2.37%	2.56%	2.99%

5-year	3.05%	2.99%	2.94%	2.79%	2.54%	2.80%	3.22%

10-year	3.41%	3.37%	3.33%	3.15%	3.04%	3.18%	3.57%

7-day annualized yield	1.79%	1.74%	1.69%	1.54%	1.29%	N/A	N/A

30-day annualized yield	1.81%	1.76%	1.71%	1.56%	1.31%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 177 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2008	Ending Account Value 8/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,009.16	$1.01
Class AD	$1,000.00	$1,008.90	$1.27
Class IN	$1,000.00	$1,008.65	$1.52
Class IS	$1,000.00	$1,007.88	$2.28
Class P	$1,000.00	$1,007.17	$3.54
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.20	$1.02
Class AD	$1,000.00	$1,023.95	$1.28
Class IN	$1,000.00	$1,023.69	$1.53
Class IS	$1,000.00	$1,022.94	$2.29
Class P	$1,000.00	$1,021.68	$3.57

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.20% for Class I, 0.25% for Class AD, 0.30% for Class IN, 0.45% for Class IS and 0.70% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2008
CLASS I	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.92%	4.45%	4.89%	3.25%	1.35%	0.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,520,487	$4,734,986	$1,153,229	$1,845,698	$2,208,303	$2,186,186
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.20%[2]	0.21%	0.22%	0.20%	0.21%	0.20%
Expenses excluding waivers/reimbursements and expense reductions	0.20%[2]	0.21%	0.22%	0.20%	0.21%	0.20%
Net investment income (loss)	1.79%[2]	4.02%	4.73%	3.19%	1.34%	0.89%

1	Year ended February 29.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2008
CLASS AD	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04[2]	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.89%	4.40%	4.84%	3.20%	1.30%	0.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,612	$6,260	$421	$28,992	$33,060	$52,002
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.25%[3]	0.26%	0.26%	0.25%	0.26%	0.25%
Expenses excluding waivers/reimbursements and expense reductions	0.25%[3]	0.26%	0.26%	0.25%	0.26%	0.25%
Net investment income (loss)	1.80%[3]	4.05%	4.36%	3.13%	1.27%	0.84%

1	Year ended February 29.
2	Net investment income (loss) per share is based on average shares outstanding during the period.
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2008
CLASS IN	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.86%	4.35%	4.79%	3.15%	1.25%	0.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$387,694	$297,201	$259,223	$255,406	$272,700	$259,651
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.30%[2]	0.31%	0.32%	0.30%	0.31%	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.30%[2]	0.31%	0.32%	0.30%	0.31%	0.30%
Net investment income (loss)	1.70%[2]	4.16%	4.68%	3.13%	1.23%	0.77%

1	Year ended February 29.
2	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2008
CLASS IS	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.79%	4.19%	4.63%	3.00%	1.10%	0.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,349,730	$1,126,996	$1,551,549	$2,906,339	$2,635,887	$1,992,881
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.45%[2]	0.46%	0.47%	0.45%	0.46%	0.45%
Expenses excluding waivers/reimbursements and expense reductions	0.45%[2]	0.46%	0.47%	0.45%	0.46%	0.45%
Net investment income (loss)	1.55%[2]	4.13%	4.43%	2.99%	1.13%	0.65%

1	Year ended February 29.
2	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended February 28,
	August 31, 2008
CLASS P	(unaudited)	2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.72%	3.93%	4.37%	2.74%	0.85%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$83,860	$82,287	$56,577	$105,474	$222,314	$367,155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.70%[3]	0.71%	0.72%	0.70%	0.71%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.70%[3]	0.71%	0.72%	0.70%	0.71%	0.70%
Net investment income (loss)	1.30%[3]	3.85%	4.20%	2.56%	0.82%	0.40%

1	Year ended February 29.
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 9.1%
U.S. Treasury Notes:
3.875%, 05/15/2009	$525,000,000	$531,583,804
4.875%, 06/30/2009	135,000,000	137,758,079

Total U.S. Treasury Obligations (cost $669,341,883)		669,341,883

REPURCHASE AGREEMENTS ^^ 90.9%
ABN AMRO, Inc., Avg. rate of 1.97%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,142,368 (1) *	325,000,000	325,000,000
Bank of America Corp.:
1.98%, dated 08/29/2008, maturing 09/02/2008, maturity value $420,092,400 (2)	420,000,000	420,000,000
Avg. rate of 2.04%, dated 08/25/2008, maturing 09/02/2008, maturity value $300,135,750 (3) *	300,000,000	300,000,000
Barclays Capital, Inc.:
2.02%, dated 08/29/2008, maturing 09/02/2008, maturity value $745,167,211 (4)	745,000,000	745,000,000
2.11%, dated 08/29/2008, maturing 09/02/2008, maturity value $225,052,750 (5)	225,000,000	225,000,000
Credit Suisse First Boston Corp.:
2.03%, dated 08/29/2008, maturing 09/02/2008, maturity value $60,013,533 (6)	60,000,000	60,000,000
Avg. rate of 2.02%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,145,889 (7) *	325,000,000	325,000,000
Deutsche Bank AG:
2.02%, dated 08/29/2008, maturing 09/02/2008, maturity value $420,094,267 (8)	420,000,000	420,000,000
Avg. rate of 2.01%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,145,257 (8) *	325,000,000	325,000,000
Avg. rate of 2.07%, dated 08/25/2008, maturing 09/02/2008, maturity value $375,172,396 (9) *	375,000,000	375,000,000
Greenwich Capital Markets, Inc., Avg. rate of 2.00%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,144,535 (10) *	325,000,000	325,000,000
HSBC Holdings plc, Avg. rate of 1.99%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,143,632 (11) *	325,000,000	325,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 1.90%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,137,042 (12) *	325,000,000	325,000,000
Merrill Lynch & Co., Inc., Avg. rate of 1.98%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,142,639 (13) *	325,000,000	325,000,000
Morgan Stanley, Avg. rate of 1.97%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,141,917 (14) *	325,000,000	325,000,000
RBC Dain Rauscher Corp., Avg. rate of 1.98%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,143,181 (15) *	325,000,000	325,000,000
Societe Generale, Avg. rate of 2.00%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,144,264 (16) *	325,000,000	325,000,000
State Street Corp.:
1.50%, dated 08/29/2008, maturing 09/02/2008, maturity value $32,780,311 (17)	32,774,849	32,774,849
1.91%, dated 08/29/2008, maturing 09/02/2008, maturity value $325,068,972 (18)	325,000,000	325,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^^ continued
UBS AG:
Avg. rate of 1.98%, dated 08/25/2008, maturing 09/02/2008, maturity value $325,143,090 (19) *	$325,000,000	$325,000,000
Avg. rate of 2.04%, dated 08/25/2008, maturing 09/02/2008, maturity value $200,090,778 (20) *	200,000,000	200,000,000

Total Repurchase Agreements (cost $6,677,774,849)		6,677,774,849

Total Investments (cost $7,347,116,732) 100.0%		7,347,116,732
Other Assets and Liabilities 0.0%		(1,733,176)

Net Assets 100.0%		$7,345,383,556

^^	Collateralized by:
(1)	$258,949,200 TIPS, 1.875% to 3.375%, 01/15/2011 to 04/15/2032, value including accrued interest is $331,500,071.
(2)

$143,001,700 U.S. Treasury Notes, 2.00% to 4.50%, 02/28/2010 to 11/30/2011, value including accrued interest is $146,162,330; $282,872,400 U.S. Treasury Bills, 0.00%, 10/02/2008 to 10/30/2008, value is $282,237,715.

(3)	$299,913,729 GNMA, 6.00%, 05/15/2038 to 08/15/2038, value including accrued interest is $306,000,001.
(4)	$305,456,000 U.S. Treasury Bond, 8.00%, 11/15/2021, value including accrued interest is $428,400,047; $241,419,600 TIPS, 4.25%, 01/15/2010, value including accrued interest is $331,500,073.
(5)	$230,584,883 GNMA, 5.00% to 5.50%, 07/15/2038 to 07/20/2038, value including accrued interest is $229,500,001.
(6)	$59,610,000 U.S. Treasury Note, 3.50%, 11/15/2009, value including accrued interest is $61,202,874.
(7)	$313,150,000 U.S. Treasury Bond, 4.75%, 02/15/2037, value including accrued interest is $331,502,814.
(8)

$1,326,533,700 U.S. Treasury STRIPS, 0.00%, 08/15/2020 to 05/15/2021, value is $759,900,024. This collateral was allocated on a pro rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(9)	$625,852,386 GNMA, 4.50% to 9.25%, 04/15/2021 to 08/15/2038, value including accrued interest is $382,500,001.
(10)

$106,575,000 U.S. Treasury Bond, 6.50%, 11/15/2026, value including accrued interest is $136,662,481; $181,315,000 U.S. Treasury Note, 4.75%, 03/31/2011, value including accrued interest is $194,840,555.

(11)	$25,415,000 U.S. Treasury Bills, 0.00%, 09/04/2008 to 06/04/2009, value is $25,274,272; $275,061,000 U.S. Treasury Bond, 5.00%, 05/15/2037, value including accrued interest is $306,228,746.
(12)	$338,785,000 U.S. Treasury Bill, 0.00%, 08/27/2009, value is $331,501,125.
(13)	$249,859,000 U.S. Treasury Bonds, 7.50% to 8.75%, 11/15/2016 to 05/15/2017, value including accrued interest is $331,505,724.
(14)	$695,046,000 U.S. Treasury STRIPS, 0.00%, 11/15/2022 to 11/15/2026, value is $331,500,325.
(15)

$4,485,300 U.S. Treasury STRIPS, 0.00%, 11/15/2008 to 02/15/2037, value is $2,136,720; $161,208,600 U.S. Treasury Notes, 1.625% to 6.50%, 11/15/2008 to 08/15/2018, value including accrued interest is $169,109,316; $52,345,800 TIPS, 0.625% to 2.375%, 04/15/2013 to 01/15/2026, value including accrued interest is $54,791,888; $55,911,400 U.S. Treasury Bonds, 4.375% to 10.625%, 08/15/2015 to 05/15/2038, value including accrued interest is $70,850,694; $35,064,200 U.S. Treasury Bills, 0.00%, 09/11/2008 to 07/02/2009, value is $34,611,454.

(16)	$285,932,000 TIPS, 0.875%, 04/15/2010, value including accrued interest is $331,500,112.
(17)	$33,575,000 U.S. Treasury Bill, 0.00%, 11/28/2008, value is $33,430,628.
(18)	$338,785,000 U.S. Treasury Bill, 0.00%, 08/27/2009, value is $331,501,123.
(19)	$304,476,000 U.S. Treasury Notes, 4.25% to 5.125%, 08/15/2013 to 05/15/2016, value including accrued interest is $331,504,232.
(20)	$598,540,000 GNMA, 4.50% to 7.00%, 01/15/2022 to 08/15/2034, value including accrued interest is $204,002,725.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2008:

2-7 days	90.9%
241+ days	9.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments in securities	$669,341,883
Investments in repurchase agreements	6,677,774,849

Investment at amortized cost	7,347,116,732
Receivable for Fund shares sold	520,353
Interest receivable	9,627,522
Prepaid expenses and other assets	30,383

Total assets	7,357,294,990

Liabilities
Dividends payable	9,026,514
Payable for Fund shares redeemed	1,025,212
Due to custodian bank	1,277,185
Advisory fee payable	88,544
Distribution Plan expenses payable	49,101
Due to other related parties	50,584
Accrued expenses and other liabilities	394,294

Total liabilities	11,911,434

Net assets	$7,345,383,556

Net assets represented by
Paid-in capital	$7,346,623,569
Undistributed net investment income	620,068
Accumulated net realized losses on investments	(1,860,081)

Total net assets	$7,345,383,556

Net assets consists of
Class I	$5,520,486,843
Class AD	3,612,200
Class IN	387,693,986
Class IS	1,349,730,400
Class P	83,860,127

Total net assets	$7,345,383,556

Shares outstanding (unlimited number of shares authorized)
Class I	5,521,331,080
Class AD	3,611,798
Class IN	387,736,552
Class IS	1,350,043,165
Class P	83,902,680

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$78,486,976

Expenses
Advisory fee	4,186,617
Distribution Plan expenses
Class AD	1,048
Class IN	151,649
Class IS	1,335,575
Class P	159,263
Administrative services fee	2,361,559
Transfer agent fees	244,809
Trustees’ fees and expenses	68,758
Printing and postage expenses	15,954
Custodian and accounting fees	831,568
Registration and filing fees	122,455
Professional fees	61,785
Other	76,077

Total expenses	9,617,117
Less: Expense reductions	(24,183)
Expense reimbursements	(841)

Net expenses	9,592,093

Net investment income	68,894,883

Net realized losses on investments	(299,402)

Net increase in net assets resulting from operations	$68,595,481

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$68,894,883		$185,988,693
Net realized losses on investments		(299,402)		0

Net increase in net assets resulting from operations		68,595,481		185,988,693

Distributions to shareholders from
Net investment income
Class I		(57,792,160)		(121,635,763)
Class AD		(35,734)		(89,621)
Class IN		(2,591,532)		(10,426,486)
Class IS		(8,286,872)		(51,593,770)
Class P		(448,163)		(2,475,525)

Total distributions to shareholders		(69,154,461)		(186,221,165)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	14,578,888,313	14,578,888,313	21,283,688,149	21,283,688,149
Class AD	45,705,277	45,705,277	27,313,143	27,313,143
Class IN	434,231,239	434,231,239	711,538,818	711,538,818
Class IS	2,918,063,576	2,918,063,576	4,895,278,898	4,895,278,898
Class P	69,178,976	69,178,976	225,473,896	225,473,896

		18,046,067,381		27,143,292,904

Net asset value of shares issued in reinvestment of distributions
Class I	10,194,459	10,194,459	33,594,263	33,594,263
Class AD	34,198	34,198	64,176	64,176
Class IN	688,418	688,418	3,103,000	3,103,000
Class IS	3,555,807	3,555,807	29,853,478	29,853,478
Class P	386,259	386,259	2,048,446	2,048,446

		14,859,141		68,663,363

Payment for shares redeemed
Class I	(13,803,144,853)	(13,803,144,853)	(17,735,374,950)	(17,735,374,950)
Class AD	(48,387,764)	(48,387,764)	(21,537,780)	(21,537,780)
Class IN	(344,404,194)	(344,404,194)	(676,654,340)	(676,654,340)
Class IS	(2,698,820,764)	(2,698,820,764)	(5,349,615,514)	(5,349,615,514)
Class P	(67,956,157)	(67,956,157)	(201,810,950)	(201,810,950)

		(16,962,713,732)		(23,984,993,534)

Net increase in net assets resulting from capital share transactions		1,098,212,790		3,226,962,733

Total increase in net assets		1,097,653,810		3,226,730,261
Net assets
Beginning of period		6,247,729,746		3,020,999,485

End of period		$7,345,383,556		$6,247,729,746

Undistributed net investment income		$620,068		$879,646

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.11% and declining to 0.09% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.11% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class P shares in the amount of $841.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	7,347,116,732
Level 3 – Significant Unobservable Inputs	0

Total	$7,347,116,732

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $1,560,679 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT EVENTS

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

23

TRUSTEES AND OFFICERS

TRUSTEES[1] Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person”of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567759 rv5 10/2008

Evergreen Institutional U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional U.S. Government Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

1

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

	Institutional Shares (Class I)	Investor Shares (Class IN)	Institutional Service Shares (Class IS)	Participant Shares (Class P)	Lipper Institutional U.S. Government Money Markets Median	Merrill Lynch 3-Month U.S. Treasury Bill Index†

Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX

6-month return	1.12%	1.07%	0.99%	0.87%	1.10%	0.87%

Average annual return

1-year	3.26%	3.15%	3.00%	2.74%	3.23%	2.99%

5-year	3.18%	3.07%	2.92%	2.66%	3.08%	3.22%

Since portfolio inception	3.32%	3.24%	3.07%	2.90%	3.22%	3.41%

7-day annualized yield	2.16%	2.06%	1.91%	1.66%	N/A	N/A

30-day annualized yield	2.09%	1.99%	1.84%	1.59%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 190 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN and P prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7 - DAY ANNUALIZED YIELD

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2008	Ending Account Value 8/31/2008	Expenses Paid During Period*

Actual
Class I	$1,000.00	$1,011.21	$1.12
Class IN	$1,000.00	$1,010.70	$1.62
Class IS	$1,000.00	$1,009.94	$2.38
Class P	$1,000.00	$1,008.66	$3.65
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.10	$1.12
Class IN	$1,000.00	$1,023.59	$1.63
Class IS	$1,000.00	$1,022.84	$2.40
Class P	$1,000.00	$1,021.58	$3.67

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.22% for Class I, 0.32% for Class IN, 0.47% for Class IS and 0.72% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,
CLASS I		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.12%	4.71%	4.95%	3.31%	1.41%	0.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,530,018	$1,453,481	$472,397	$695,920	$695,666	$864,852
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.22%[2]	0.23%	0.23%	0.23%	0.23%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.22%[2]	0.23%	0.23%	0.23%	0.23%	0.22%
Net investment income (loss)	2.19%[2]	4.35%	4.82%	3.34%	1.37%	0.92%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,
CLASS IN		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.07%	4.60%	4.84%	3.20%	1.31%	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,859	$104,696	$6,061	$150,371	$6,780	$9,622
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%[2]	0.32%	0.32%	0.33%	0.33%	0.31%
Expenses excluding waivers/reimbursements and expense reductions	0.32%[2]	0.32%	0.32%	0.33%	0.33%	0.31%
Net investment income (loss)	2.13%[2]	3.79%	4.42%	3.56%	1.31%	0.80%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,
CLASS IS		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.99%	4.45%	4.69%	3.05%	1.16%	0.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$123,045	$80,427	$33,257	$140,087	$228,903	$172,304
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.47%[2]	0.48%	0.48%	0.47%	0.48%	0.47%
Expenses excluding waivers/reimbursements and expense reductions	0.47%[2]	0.48%	0.48%	0.47%	0.48%	0.47%
Net investment income (loss)	1.92%[2]	4.03%	4.63%	2.93%	1.22%	0.67%

1	Year ended February 29
2	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,
CLASS P		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.04	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	0[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.87%	4.18%	4.42%	2.79%	0.90%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$84,793	$74,119	$46,348	$259,175	$245,030	$298,590
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%[3]	0.73%	0.73%	0.73%	0.73%	0.72%
Expenses excluding waivers/reimbursements and expense reductions	0.72%[3]	0.73%	0.73%	0.73%	0.73%	0.72%
Net investment income (loss)	1.69%[3]	4.00%	4.17%	2.79%	0.88%	0.42%

1	Year ended February 29
2	Amount represents less than $0.005 per share.
3	Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 90.1%
FFCB, FRN:
2.00%, 09/01/2008	$50,000,000	$49,995,062
2.04%, 09/01/2008	75,000,000	75,000,000
2.05%, 09/01/2008	40,000,000	40,000,000
FHLB:
2.20%, 04/17/2009	16,000,000	15,974,656
2.40%, 09/17/2008 ±	50,000,000	49,950,625
2.47%, 09/24/2008	50,000,000	49,924,528
2.52%, 10/27/2008 ±	25,000,000	24,905,278
2.56%, 11/21/2008	100,000,000	99,431,111
2.75%, 05/07/2009	25,000,000	25,000,000
2.84%, 02/25/2009	75,000,000	75,000,000
2.90%, 06/12/2009	35,000,000	35,000,000
FRN:
2.03%, 09/01/2008	60,000,000	60,000,000
2.09%, 09/01/2008	75,000,000	75,000,000
2.47%, 09/01/2008	75,000,000	75,000,000
2.61%, 11/27/2008	40,000,000	40,005,108
FHLMC:
2.50%, 10/27/2008 ±	100,000,000	99,624,930
2.625%, 06/12/2009	30,000,000	30,000,000
FRN, 2.44%, 09/18/2009	75,000,000	75,000,000
FNMA:
2.18%, 09/02/2008	34,367,000	34,367,000
2.27%, 09/17/2008	50,000,000	49,952,708
2.32%, 10/01/2008	50,000,000	49,906,555
2.33%, 10/08/2008	119,700,000	119,421,099
2.36%, 09/10/2008	100,000,000	99,947,667
2.52%, 10/15/2008 ±	85,000,000	84,749,465
FRN:
2.07%, 09/01/2008	50,000,000	50,000,000
2.25%, 09/01/2008	125,000,000	124,987,500

Total U.S. Government & Agency Obligations (cost $1,608,143,292)		1,608,143,292

REPURCHASE AGREEMENTS ^^ 9.9%
Barclays Capital, Inc., 2.11%, dated 08/29/2008, maturing 09/02/2008, maturity value $25,005,861 (1)	25,000,000	25,000,000
Deutsche Bank AG, 2.12%, dated 08/29/2008, maturing 09/02/2008, maturity value $28,006,596 (2)	28,000,000	28,000,000
Greenwich Capital Markets, Inc., 2.12%, dated 08/29/2008, maturing 09/02/2008, maturity value $25,005,889 (3)	25,000,000	25,000,000
HSBC Holdings plc, 2.10%, dated 08/29/2008, maturing 09/02/2008, maturity value $25,005,833 (4)	25,000,000	25,000,000
State Street Corp., 1.50%, dated 08/29/2008, maturing 09/02/2008, maturity value $72,980,454 (5)	72,968,293	72,968,293

Total Repurchase Agreements (cost $175,968,293)		175,968,293

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Value

Total Investments (cost $1,784,111,585) 100.0%	$1,784,111,585
Other Assets and Liabilities 0.0%	(396,993)

Net Assets 100.0%	$1,783,714,592

±	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$25,288,000 FHLMC, 4.13%, 06/23/2010, value including accrued interest is $25,500,735.
(2)

$3,037,000 FHLMC, 5.75%, 03/15/2009, value including accrued interest is $3,159,253; $20,000,000 FHLB, 4.25%, 12/18/2009, value including accrued interest is $20,236,439; $5,066,000 FNMA, 5.75%, 03/16/2020, value including accrued interest is $5,164,659.

(3)	$25,000,000 FHLB, 2.13%, 10/16/2009, value including accrued interest is $25,504,344.
(4)	$25,000,000 FHLMC, 5.50%, 08/23/2017, value including accrued interest is $25,500,378.
(5)	$74,865,000 FHLMC, 0.00% to 1.21%, 11/28/2008 to 01/15/2009, value including accrued interest is $74,429,343.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2008:

1 day	30.8%
2-7 days	11.8%
8-60 days	35.2%
61-120 days	7.8%
121-240 days	5.1%
241+ days	9.3%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments at amortized cost	$1,784,111,585
Interest receivable	2,903,379
Prepaid expenses and other assets	107,128

Total assets	1,787,122,092

Liabilities
Dividends payable	1,821,342
Payable for Fund shares redeemed	1,178,000
Due to custodian bank	313,212
Advisory fee payable	23,539
Distribution Plan expenses payable	8,795
Due to other related parties	12,149
Accrued expenses and other liabilities	50,463

Total liabilities	3,407,500

Net assets	$1,783,714,592

Net assets represented by
Paid-in capital	$1,784,038,440
Undistributed net investment income	462,112
Accumulated net realized losses on investments	(785,960)

Total net assets	$1,783,714,592

Net assets consists of
Class I	$1,530,017,545
Class IN	45,859,107
Class IS	123,044,701
Class P	84,793,239

Total net assets	$1,783,714,592

Shares outstanding (unlimited number of shares authorized)
Class I	1,530,310,343
Class IN	45,843,943
Class IS	123,040,177
Class P	84,836,193

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$20,851,394

Expenses
Advisory fee	1,039,417
Distribution Plan expenses
Class IN	31,450
Class IS	128,040
Class P	184,141
Administrative services fee	519,708
Transfer agent fees	7,419
Trustees’ fees and expenses	13,015
Printing and postage expenses	8,907
Custodian and accounting fees	184,975
Registration and filing fees	47,904
Professional fees	22,186
Other	26,205

Total expenses	2,213,367
Less: Expense reductions	(7,447)

Net expenses	2,205,920

Net investment income	18,645,474

Net realized losses on investments	(255,793)

Net increase in net assets resulting from operations	$18,389,681

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$18,645,474		$34,608,789
Net realized gains or losses on investments		(255,793)		3,364

Net increase in net assets resulting from operations		18,389,681		34,612,153

Distributions to shareholders from
Net investment income
Class I		(16,428,025)		(30,446,639)
Class IN		(667,940)		(852,460)
Class IS		(988,287)		(1,062,266)
Class P		(626,565)		(2,418,191)

Total distributions to shareholders		(18,710,817)		(34,779,556)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	4,282,022,907	4,282,022,907	7,648,957,519	7,648,957,519
Class IN	170,830,142	170,830,142	133,942,057	133,942,057
Class IS	183,037,140	183,037,140	130,651,736	130,651,736
Class P	64,034,626	64,034,626	83,032,322	83,032,322

		4,699,924,815		7,996,583,634

Net asset value of shares issued in reinvestment of distributions
Class I	7,328,863	7,328,863	7,947,894	7,947,894
Class IN	475,501	475,501	687,660	687,660
Class IS	472,556	472,556	575,731	575,731
Class P	610,812	610,812	2,301,375	2,301,375

		8,887,732		11,512,660

Payment for shares redeemed
Class I	(4,212,537,482)	(4,212,537,482)	(6,675,669,576)	(6,675,669,576)
Class IN	(230,135,202)	(230,135,202)	(35,995,241)	(35,995,241)
Class IS	(140,869,442)	(140,869,442)	(84,053,813)	(84,053,813)
Class P	(53,956,034)	(53,956,034)	(57,551,769)	(57,551,769)

		(4,637,498,160)		(6,853,270,399)

Net increase in net assets resulting from capital share transactions		71,314,387		1,154,825,895

Total increase in net assets		70,993,251		1,154,658,492
Net assets
Beginning of period		1,712,721,341		558,062,849

End of period		$1,783,714,592		$1,712,721,341

Undistributed net investment income		$462,112		$527,455

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.12% and declining to 0.10% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.12% of the Fund’s average daily net assets (on an annualized basis).

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each class of shares. However, currently the distribution fees are limited to 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class IN, Class IS and Class P, respectively.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,784,111,585
Level 3 – Significant Unobservable Inputs	0

Total	$1,784,111,585

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $530,167 in capital loss carryovers for federal income tax purposes with $81,953 expiring in 2013, $384,732 expiring in 2014 and $63,482 expiring in 2015.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT EVENTS

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

567760 rv5 10/2008

Evergreen Prime Cash Management Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

October 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Prime Cash Management Money Market Fund for the six-month period ended August 31, 2008 (the “period”).

Investors encountered an extraordinary environment over the past few months. Cracks in the financial system that first surfaced in August 2007 grew steadily wider and deeper. The combination of weakening growth and tightening credit availability steadily undermined confidence in the nation’s leading financial institutions. In the capital markets, investors fled to the highest-quality securities available, helping U.S. Treasury securities outperform other asset classes, especially in September 2008 immediately after the end of the period. In contrast, stocks and corporate bonds were hit especially hard amid growing market turmoil. This market unrest spread beyond the borders of the United States, resulting in slumping equity markets in both foreign developed and emerging markets. In world bond markets, sovereign government securities in industrialized nations performed relatively well, but the values of emerging market debt and foreign high yield corporate bonds were pulled down as evidence mounted of a deceleration in global growth trends. Even the prices of oil and natural gas began to retreat on world markets after climbing to unprecedented heights in the summer of 2008.

At least for the first half of 2008, the U.S. economy appeared to hold up relatively well, despite the crisis in housing and credit. Supported by government spending and growth in exports, Gross Domestic Product expanded at an annual rate of 1.9% in the first quarter of 2008 and 2.8% in the second quarter of 2008. Early indications were that even the calendar year’s third quarter might experience slight positive growth, helped by exports and inventories. Evidence steadily accumulated of economic weakness, however, stoking fears that the economy might enter a serious slump, or even recession, by late 2008 or early 2009. Indicators of manufacturing activity declined as auto sales dropped, the unemployment rate rose and home prices continued to fall. Meanwhile several venerable financial institutions faltered. In response, the Federal Reserve Board (the “Fed”), the U.S. Treasury, the Federal Deposit Insurance Corporation and the Securities and Exchange Commission took a series of dramatic and innovative steps to help the economy and the financial markets emerge from this unprecedented crisis. The most significant proposal came in September 2008 when the Fed and the Treasury Department asked Congress to approve a $700 billion rescue plan designed to address

1

LETTER TO SHAREHOLDERS continued

the capital inadequacy of banks. The plan, after significant debate, was approved with changes in early October 2008 as decision makers attempted to calm increasingly volatile markets.

During a volatile and challenging period in the capital markets, managers of Evergreen’s institutional money market funds maintained an emphasis on capital preservation while also seeking competitive income by investments in high-quality, short-term securities.

As we look back over the extraordinary series of events during the period, we believe it is vitally important for all investors to keep perspective and remain focused on their long-term strategies. Most importantly, we continue to urge investors to pursue fully diversified strategies to participate in future market gains and limit the risks of potential losses. If they haven’t already done so, we encourage individual investors to work with their financial advisors to develop a diversified, long-term strategy and, most importantly, to adhere to it. After all, the economy and the financial markets have a long and successful history of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

The portfolio management teams will continue to manage all Evergreen money market portfolios in line with the objectives of the Funds, which generally seek to provide a high level of current income consistent with preserving capital and ensuring stability of principal while providing liquidity.

Recognizing that continued liquidity challenges in the marketplace and ongoing media speculation may create concern for investors, we want to reaffirm that Evergreen is committed to monitoring the situation and to providing information regarding the investment strategies of the firm’s money market funds.

For more information on this matter as well as other issues affecting your Evergreen investments, please visit us at EvergreenInvestments.com.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notices to Shareholders:

•

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”) which seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. Unless extended by the Treasury, the Program is due to expire on December 18, 2008. See Subsequent Events Note in the accompanying financial statements for further information.

•

Dennis Ferro, President and Chief Executive Officer (CEO) of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site at EvergreenInvestments.com for additional information regarding these announcements.

•

On October 3, 2008, Wachovia Corporation, parent company of Evergreen Investments, and Wells Fargo & Company announced a definitive agreement whereby Wells Fargo will acquire Wachovia in a stock-for-stock transaction. Please visit Wachovia.com for additional information regarding this announcement.

3

FUND AT A GLANCE

as of August 31, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

J. Kellie Allen; Bryan K. White, CFA; Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/2/1993

						Lipper	Merrill
				Institutional		Institutional	Lynch
	Institutional	Administrative	Investor	Service	Participant	Money	3-Month
	Shares	Shares	Shares	Shares	Shares	Markets	U.S. Treasury
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	Median	Bill Index†

Class inception date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003

Nasdaq symbol	EPRXX	EADXX	ESNXX	ESSXX	ERPXX

6-month return	1.39%	1.36%	1.34%	1.26%	1.13%	1.27%	0.87%

Average annual return

1-year	3.82%	3.77%	3.72%	3.56%	3.31%	3.58%	2.99%

5-year	3.38%	3.33%	3.28%	3.13%	2.87%	3.18%	3.22%

10-year	3.69%	3.66%	3.63%	3.55%	3.42%	3.48%	3.57%

7-day annualized yield	2.55%	2.50%	2.45%	2.30%	2.05%	N/A	N/A

30-day annualized yield	2.53%	2.48%	2.43%	2.28%	2.03%	N/A	N/A

*	The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of August 31, 2008, there were 397 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS and P prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

† Copyright 2008. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of August 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	3/1/2008	8/31/2008	During Period*

Actual
Class I	$1,000.00	$1,013.88	$0.96
Class AD	$1,000.00	$1,013.63	$1.17
Class IN	$1,000.00	$1,013.37	$1.42
Class IS	$1,000.00	$1,012.61	$2.23
Class P	$1,000.00	$1,011.34	$3.45
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,024.25	$0.97
Class AD	$1,000.00	$1,024.05	$1.17
Class IN	$1,000.00	$1,023.79	$1.43
Class IS	$1,000.00	$1,022.99	$2.24
Class P	$1,000.00	$1,021.78	$3.47

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.19% for Class I, 0.23% for Class AD, 0.28% for Class IN, 0.44% for Class IS and 0.68% for Class P), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS I		2008[1]	2007	2006	2005	2004[1]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.39%	5.11%	5.15%	3.40%	1.47%	1.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,354,082	$6,672,226	$3,885,124	$1,628,761	$1,326,061	$1,435,550
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.19%[2]	0.17%	0.20%	0.24%	0.24%	0.22%
Expenses excluding waivers/reimbursements and expense reductions	0.28%[2]	0.29%	0.30%	0.31%	0.34%	0.41%
Net investment income (loss)	2.73%[2]	4.92%	5.12%	3.42%	1.47%	1.00%

1	Year ended February 29.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS AD		2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05[3]	0.05[3]	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.36%	5.06%	5.10%	3.35%	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$249	$1,465	$1	$1	$1	$6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.23%[4]	0.22%	0.25%	0.29%	0.28%	0.07%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.32%[4]	0.34%	0.35%	0.36%	0.38%	0.26%[4]
Net investment income (loss)	2.81%[4]	4.78%	5.11%	3.30%	1.23%	0.22%[4]

1	Year ended February 29
2	For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
3	Net investment income (loss) per share is based on average shares outstanding during the period.
4	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS IN		2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.34%	5.00%	5.05%	3.30%	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,526	$78,949	$17,838	$20,792	$37,096	$42,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.28%[3]	0.27%	0.29%	0.34%	0.34%	0.33%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.37%[3]	0.39%	0.39%	0.41%	0.44%	0.52%[3]
Net investment income (loss)	2.67%[3]	4.71%	4.92%	3.25%	1.40%	0.81%[3]

1	Year ended February 29
2	For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS IS		2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.05	0.05	0.03	0.01	0.01

Distributions to shareholders from
Net investment income	(0.01)	(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.26%	4.85%	4.89%	3.15%	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$337,460	$378,816	$301,367	$195,900	$176,338	$115,373
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.44%[3]	0.43%	0.44%	0.49%	0.49%	0.49%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.53%[3]	0.55%	0.54%	0.56%	0.59%	0.68%[3]
Net investment income (loss)	2.48%[3]	4.72%	4.81%	3.16%	1.32%	0.67%[3]

1	Year ended February 29.
2	For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended August 31, 2008 (unaudited)	Year Ended February 28,

CLASS P		2008[1]	2007	2006	2005	2004[2]

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.01	0.04	0.05	0.03	0.01	0

Distributions to shareholders from
Net investment income	(0.01)	(0.04)	(0.05)	(0.03)	(0.01)	0[3]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.13%	4.58%	4.63%	2.89%	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$116,678	$150,227	$28,973	$22,927	$24,043	$34,032
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.68%[4]	0.67%	0.69%	0.74%	0.74%	0.74%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.77%[4]	0.79%	0.79%	0.81%	0.84%	0.93%[4]
Net investment income (loss)	2.24%[4]	4.36%	4.47%	2.84%	0.92%	0.42%[4]

1	Year ended February 29.
2	For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
3	Amount represents less than $0.005 per share.
4	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 6.8%
Abbey National plc:
2.70%, 09/15/2008	$100,000,000	$100,000,000
2.73%, 10/02/2008	50,000,000	50,004,058
Allied Irish Banks plc, 2.95%, 11/19/2008	75,000,000	75,000,000
Barclays Bank plc:
2.87%, 09/22/2008	50,000,000	50,000,000
2.87%, 10/20/2008	30,000,000	30,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Credit Suisse First Boston Corp., 2.87%, 10/03/2008	50,000,000	49,999,148
Deutsche Bank AG, 3.00%, 10/06/2008	75,000,000	75,000,000

Total Certificates of Deposit (cost $530,003,206)		530,003,206

COMMERCIAL PAPER 54.5%
Asset-Backed 34.6%
Anglesea Funding, LLC, 2.70%, 09/03/2008	50,000,000	49,996,250
Barton Capital Corp.:
2.40%, 09/02/2008	30,110,000	30,110,000
2.47%, 09/08/2008	25,131,000	25,120,654
Beethoven Funding Corp.:
2.66%, 09/25/2008	50,000,000	49,915,028
2.85%, 10/01/2008	50,000,000	49,885,208
Belmont Funding, LLC:
2.55%, 09/02/2008	45,000,000	45,000,000
2.75%, 09/08/2008	50,000,000	49,977,083
3.00%, 11/10/2008	30,000,000	29,827,500
3.00%, 11/12/2008	30,000,000	29,822,500
Charta, LLC:
2.63%, 10/24/2008	30,000,000	29,886,033
2.72%, 10/24/2008	30,550,000	30,429,972
2.77%, 11/03/2008	40,000,000	39,809,178
Chesham Finance, LLC, 3.00%, 11/26/2008	100,000,000	99,291,667
Concord Minuteman Capital Co., LLC:
2.45%, 09/02/2008	50,000,000	50,000,000
2.60%, 09/12/2008	40,000,000	39,971,111
3.15%, 02/03/2009	50,000,000	49,326,250
Crown Point Capital Co., 3.15%, 02/03/2009	95,000,000	93,719,875
Ebury Finance, LLC:
2.50%, 09/02/2008	55,000,000	55,000,000
2.95%, 09/15/2008	100,000,000	99,893,472
Elysian Funding, LLC:
2.95%, 10/15/2008	65,000,000	64,770,965
3.00%, 10/15/2008	50,000,000	49,820,833
Enterprise Funding, LLC, 2.40%, 09/08/2008	44,688,000	44,670,125
Fairway Finance Corp.:
2.51%, 09/19/2008	35,000,000	34,958,515
2.73%, 09/02/2008	75,000,000	75,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Falcon Asset Securitization Co., LLC:
2.15%, 09/02/2008	$44,973,000	$44,973,000
2.45%, 09/10/2008	24,700,000	24,686,552
2.47%, 09/22/2008	68,000,000	67,906,689
Fountain Square Community Funding, 3.20%, 10/27/2008	60,000,000	59,706,667
Gemini Securitization Corp.:
2.80%, 10/22/2008	50,000,000	49,805,556
2.82%, 10/29/2008	50,000,000	49,776,750
Gotham Funding Corp.:
2.47%, 09/05/2008	22,348,000	22,343,400
2.71%, 10/08/2008	50,000,000	49,864,750
2.73%, 10/15/2008	25,000,000	24,918,479
Kitty Hawk Funding Corp., 2.15%, 09/02/2008	41,419,000	41,419,000
Legacy Capital, LLC, 2.90%, 09/16/2008	80,000,000	79,909,778
Lexington Parker Capital Corp., LLC:
2.45%, 09/02/2008	14,749,000	14,749,000
2.95%, 10/16/2008	100,000,000	99,639,444
LMA SA, 2.55%, 09/29/2008	75,000,000	74,856,563
Market Street Funding, LLC:
2.80%, 09/12/2008	25,000,000	24,980,556
2.85%, 11/12/2008	75,000,000	74,578,438
Matchpoint Master Trust, 2.55%, 09/22/2008	25,000,000	24,964,583
Morrigan Trust Funding, LLC:
3.00%, 09/08/2008	50,000,000	49,975,000
3.02%, 09/08/2008	50,000,000	49,974,833
3.05%, 10/01/2008	65,000,000	64,840,299
Old Line Funding, LLC, 2.15%, 09/02/2008	33,785,000	33,785,000
Ranger Funding Co., LLC:
2.79%, 10/02/2008	30,000,000	29,930,250
2.82%, 09/19/2008	75,000,000	74,900,125
Three Pillars Funding Corp.:
2.45%, 09/02/2008	18,019,000	18,019,000
2.50%, 09/03/2008	18,075,000	18,073,745
2.50%, 09/15/2008	28,625,000	28,599,158
2.67%, 10/06/2008	50,184,000	50,057,453
Thunder Bay Funding, LLC, 2.50%, 09/26/2008	22,957,000	22,918,738
Ticonderoga Funding, LLC, 2.45%, 09/18/2008	195,000,000	194,787,667
Windmill Funding Corp., 2.72%, 10/22/2008	25,000,000	24,905,556

		2,706,048,248

Capital Markets 1.0%
Lehman Brothers Holdings, Inc., 2.50%, 09/02/2008	80,000,000	80,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Commercial Banks 13.4%
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	$70,000,000	$69,070,818
BNP Paribas SA, 3.05%, 12/19/2008	100,000,000	99,085,000
DEPFA BANK plc:
2.34%, 09/10/2008	45,000,000	44,976,600
2.80%, 10/21/2008	60,000,000	59,771,333
Dexia Delaware, LLC, 2.80%, 11/24/2008	105,000,000	104,322,167
Dresdner U.S. Finance, Inc.:
2.49%, 09/10/2008	50,000,000	49,972,333
2.52%, 09/19/2008	50,000,000	49,940,500
Fortis Banque Luxemborg SA, 2.47%, 09/18/2008	100,000,000	99,890,222
Skandinaviska Enskilda Banken AB, 2.76%, 09/12/2008	50,000,000	49,961,667
Societe Generale, 2.36%, 09/10/2008	125,000,000	124,934,445
Svenska Handelsbank, 2.45%, 09/12/2008 144A	75,000,000	75,000,065
Unicredito Italiano SpA, 2.91%, 10/20/2008	75,000,000	74,709,000
Wells Fargo & Co., 2.40%, 09/08/2008	150,000,000	149,940,000

		1,051,574,150

Diversified Financial Services 2.2%
Bank of America Corp.:
2.20%, 09/11/2008	75,000,000	74,958,750
2.98%, 03/05/2009	100,000,000	98,476,889

		173,435,639

Insurance 0.4%
Irish Life & Permanent plc, 3.10%, 11/12/2008	30,000,000	29,816,583

Pharmaceuticals 1.6%
AstraZeneca plc, 2.42%, 12/03/2008	125,000,000	124,226,944

Thrifts & Mortgage Finance 1.3%
Nationwide Building Society, 2.72%, 09/26/2008	100,000,000	99,818,667

Total Commercial Paper (cost $4,264,920,231)		4,264,920,231

CORPORATE BONDS 21.2%
Capital Markets 3.8%
Bear Stearns Cos., FRN, 2.60%, 09/15/2008	100,000,000	100,000,000
Lehman Brothers Holdings, Inc., FRN, 2.97%, 03/27/2009 + *	75,000,000	75,000,000
Merrill Lynch & Co., Inc., FRN:
2.61%, 09/15/2008 +	25,000,000	25,000,000
2.61%, 09/24/2008 +	100,000,000	100,000,000

		300,000,000

Commercial Banks 3.6%
HBOS plc, FRN:
2.90%, 10/14/2008	30,000,000	30,000,000
3.01%, 11/06/2008	100,000,000	100,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
Commercial Banks continued
U.S. Bank NA, FRN, 2.91%, 11/24/2008	$100,000,000	$100,000,000
Wells Fargo & Co., 3.55%, 05/01/2009	50,000,000	50,016,736

		280,016,736

Consumer Finance 6.1%
American Express Centurion Bank, FRN, 2.66%, 09/08/2008	75,000,000	75,000,000
American Honda Finance Corp., FRN:
2.94%, 09/18/2008 144A	60,000,000	60,000,000
2.96%, 11/26/2008 144A	100,000,000	100,000,000
General Electric Capital Corp., FRN:
2.51%, 09/24/2008	45,000,000	45,000,000
2.83%, 10/06/2008	70,000,000	69,979,796
Toyota Motor Credit Corp., FRN:
2.08%, 09/01/2008	8,399,000	8,391,204
2.21%, 09/01/2008	100,000,000	100,000,000
2.51%, 09/12/2008	17,000,000	17,000,000

		475,371,000

Diversified Consumer Services 0.1%
AARP, FRN, 2.55%, 09/04/2008	10,000,000	10,000,000

Diversified Financial Services 1.2%
JPMorgan Chase & Co.:
3.50%, 03/15/2009	50,000,000	50,155,228
FRN, 2.46%, 09/02/2008	45,000,000	45,000,000

		95,155,228

Diversified Telecommunication Services 1.3%
BellSouth Corp., 4.97%, 04/26/2009 144A	100,000,000	100,829,381

Food & Staples Retailing 0.6%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	50,000,000	51,098,088

Household Products 0.6%
Procter & Gamble Co., FRN, 2.88%, 11/19/2008	45,000,000	45,000,000

Insurance 3.9%
Genworth Financial, Inc., FRN, 2.45%, 09/11/2008 144A	25,000,000	25,000,000
Hartford Life Global Holdings, FRN, 3.05%, 09/15/2008	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN, 3.10%, 11/11/2008 144A	80,000,000	80,000,000
MetLife, Inc., FRN, 3.16%, 10/14/2008 144A	125,000,000	125,000,000
Nationwide Life Global Funding I, 2.88%, 09/23/2008 144A	26,800,000	26,793,836

		306,793,836

Total Corporate Bonds (cost $1,664,264,269)		1,664,264,269

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Principal
	Amount	Value

FUNDING AGREEMENTS 3.5%
Jackson National Life Funding Agreement, 2.88%, 10/01/2008 +	$18,000,000	$18,000,000
Metropolitan Life Funding Agreement:
3.08%, 09/15/2008 +	16,000,000	16,000,000
3.17%, 09/15/2008 +	109,000,000	109,000,000
Transamerica Occidental Funding Agreement:
2.65%, 09/01/2008 +	50,000,000	50,000,000
2.66%, 09/01/2008 +	15,000,000	15,000,000
2.68%, 09/01/2008 +	70,000,000	70,000,000

Total Funding Agreements (cost $278,000,000)		278,000,000

MUNICIPAL OBLIGATIONS 0.2%
MISCELLANEOUS REVENUE 0.2%
SF Tarns, LLC, FRN, 2.55%, 09/04/2008 (cost $15,895,000)	15,895,000	15,895,000

TIME DEPOSIT 4.2%
Deutsche Bank AG, 2.00%, 09/02/2008 (cost $330,000,000)	330,000,000	330,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.0%
FFCB, 2.05%, 09/01/2008	75,000,000	75,000,000
FHLB:
2.43%, 04/14/2009	75,000,000	75,000,000
2.45%, 04/08/2009	40,000,000	40,000,000
FHLMC, 2.50%, 05/18/2009	70,000,000	70,000,000
FNMA:
4.00%, 09/02/2008	10,000,000	10,000,000
FRN, 2.25%, 09/01/2008	200,000,000	199,980,000

Total U.S. Government & Agency Obligations (cost $469,980,000)		469,980,000

YANKEE OBLIGATIONS – CORPORATE 3.7%
Commercial Banks 3.7%
Bank of Ireland, FRN, 2.48%, 09/19/2008 144A	50,000,000	50,000,000
Danske Corp., 2.56%, 10/06/2008	30,000,000	29,927,467
HSH Nordbank AG, FRN, 2.49%, 09/19/2008 + 144A	75,000,000	75,000,000
Royal Bank of Canada, FRN, 2.45%, 09/08/2008 144A	35,000,000	35,000,000
Royal Bank of Scotland, FRN:
2.26%, 09/01/2008 144A	50,000,000	50,000,000
2.44%, 09/19/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $289,927,467)		289,927,467

REPURCHASE AGREEMENT ^^ 0.2%
State Street Corp., 1.50%, dated 08/29/2008, maturing 09/02/2008, maturity value $14,205,422 (cost $14,203,055)	14,203,055	14,203,055

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 0.0%
Citi Institutional Cash Reserves Fund, Class L, 2.57% q	1,081,916	$1,081,916
Federated Prime Value Obligations Fund, Class IS, 2.56% q	276,381	276,381
Federated U.S. Treasury Cash Reserves Fund, Class IS, 1.54% q	62,307	62,307

Total Mutual Fund Shares (cost $1,420,604)		1,420,604

Total Investments (cost $7,858,613,832) 100.3%		7,858,613,832
Other Assets and Liabilities (0.3%)		(26,619,931)

Net Assets 100.0%		$7,831,993,901

*	On September 30, 2008, Wachovia Corporation purchased the security from the Fund at amortized cost (see Note 12).
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
^^	Collateralized by $14,635,000 FHLMC, 0.00%, 01/06/2009, value is $14,488,650.
q	Rate shown is the 7-day annualized yield at period end.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of August 31, 2008:

Tier 1	100%

The following table shows the percent of total investments by maturity as of August 31, 2008:

1 day	7.2%
2-7 days	12.8%
8-60 days	54.8%
61-120 days	14.4%
121-240 days	8.6%
241 + days	2.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2008 (unaudited)

Assets
Investments at amortized cost	$7,858,613,832
Receivable for Fund shares sold	99,289
Interest receivable	15,518,981
Prepaid expenses and other assets	206,839

Total assets	7,874,438,941

Liabilities
Dividends payable	10,742,369
Payable for Fund shares redeemed	30,658,019
Due to custodian bank	655,215
Advisory fee payable	76,613
Distribution Plan expenses payable	16,017
Due to other related parties	51,676
Accrued expenses and other liabilities	245,131

Total liabilities	42,445,040

Net assets	$7,831,993,901

Net assets represented by
Paid-in capital	$7,832,378,144
Undistributed net investment income	1,176
Accumulated net realized losses on investments	(385,419)

Total net assets	$7,831,993,901

Net assets consists of
Class I	$7,354,081,652
Class AD	248,771
Class IN	23,525,758
Class IS	337,460,054
Class P	116,677,666

Total net assets	$7,831,993,901

Shares outstanding (unlimited number of shares authorized)
Class I	7,354,331,458
Class AD	248,788
Class IN	23,544,181
Class IS	337,530,902
Class P	116,679,106

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2008 (unaudited)

Investment income
Interest	$110,361,643

Expenses
Advisory fee	6,737,567
Distribution Plan expenses
Class AD	223
Class IN	54,353
Class IS	453,399
Class P	365,316
Administrative services fee	2,273,876
Transfer agent fees	184,908
Trustees’ fees and expenses	70,961
Printing and postage expenses	20,043
Custodian and accounting fees	806,916
Registration and filing fees	109,962
Professional fees	87,702
Other	89,938

Total expenses	11,255,164
Less: Expense reductions	(23,658)
Fee waivers	(3,366,046)

Net expenses	7,865,460

Net investment income	102,496,183

Net realized gains on investments	386,231

Net increase in net assets resulting from operations	$102,882,414

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2008 (unaudited)		Year Ended February 29, 2008

Operations
Net investment income		$102,496,183		$274,356,971
Net realized gains on investments		386,231		29,927

Net increase in net assets resulting from operations		102,882,414		274,386,898

Distributions to shareholders from
Net investment income
Class I		(94,861,713)		(251,291,181)
Class AD		(12,532)		(44,149)
Class IN		(1,454,260)		(4,606,078)
Class IS		(4,497,002)		(14,704,955)
Class P		(1,634,004)		(3,893,486)

Total distributions to shareholders		(102,459,511)		(274,539,849)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class I	23,913,369,022	23,913,369,022	31,087,749,705	31,087,749,705
Class AD	116,264	116,264	3,684,932	3,684,932
Class IN	638,314,610	638,314,610	779,108,166	779,108,166
Class IS	871,132,451	871,132,451	1,617,324,774	1,617,324,774
Class P	56,932,399	56,932,399	336,404,594	336,404,594

		25,479,864,746		33,824,272,171

Net asset value of shares issued in
reinvestment of distributions
Class I	29,985,171	29,985,171	90,216,503	90,216,503
Class AD	12,197	12,197	43,780	43,780
Class IN	1,150,881	1,150,881	3,758,841	3,758,841
Class IS	456,208	456,208	1,072,851	1,072,851
Class P	1,569,835	1,569,835	3,506,747	3,506,747

		33,174,292		98,598,722

Payment for shares redeemed
Class I	(23,261,891,168)	(23,261,891,168)	(28,390,719,389)	(28,390,719,389)
Class AD	(1,344,298)	(1,344,298)	(2,265,217)	(2,265,217)
Class IN	(694,891,422)	(694,891,422)	(721,754,546)	(721,754,546)
Class IS	(912,963,899)	(912,963,899)	(1,540,941,511)	(1,540,941,511)
Class P	(92,059,301)	(92,059,301)	(218,657,693)	(218,657,693)

		(24,963,150,088)		(30,874,338,356)

Net increase in net assets resulting from capital share transactions		549,888,950		3,048,532,537

Total increase in net assets		550,311,853		3,048,379,586
Net assets
Beginning of period		7,281,682,048		4,233,302,462

End of period		$7,831,993,901		$7,281,682,048

Undistributed (overdistributed) net investment income		$1,176		$(35,496)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.20% and declining to 0.15% as average daily net assets increase. For the six months ended August 31, 2008, the advisory fee was equivalent to 0.18% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended August 31, 2008, EIMC voluntarily waived its advisory fee in the amount of $3,366,046.

EIMC also serves as the administrator to the Fund and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Evergreen money market funds starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Evergreen money market funds increase. For the six months ended August 31, 2008, the administrative services fee was equivalent to 0.06% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each class of shares. However, currently the distribution fees are limited to 0.05%, 0.10%, 0.25% and 0.50% of the average daily net assets attributable to Class AD, Class IN, Class IS and Class P, respectively.

5. INVESTMENT TRANSACTIONS

On March 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$1,420,604
Level 2 – Other Significant Observable Inputs	7,857,193,228
Level 3 – Significant Unobservable Inputs	0

Total	$7,858,613,832

On August 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 29, 2008, the Fund had $771,650 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2012	2013	2014	2015

$12,385	$1,217	$25,697	$21,179	$580,777	$130,395

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

allows the Fund to borrow from other participating funds. During the six months ended August 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the six months ended August 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, ESC, Evergreen Investment Services, Inc., (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161,Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

12. SUBSEQUENT EVENTS

On September 30, 2008, Wachovia purchased $75,000,000 of Lehman debt from the Fund at amortized cost. The effect of this transaction is not reflected in the accompanying financial statements.

The Fund has applied to participate in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who have a positive balance in the same account of that fund on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder in the same account on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.

Unless extended by the Treasury, the Program is due to expire on December 18, 2008. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond December 18, 2008. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the Fund nor any shareholder will be entitled to any payment under the Program.

Wells Fargo & Company (“Wells Fargo”) and Wachovia announced on October 3, 2008 that Wells Fargo agreed to acquire Wachovia in a whole company transaction that will include all of Wachovia’s banking and other businesses. The transaction is expected to close during the fourth quarter of 2008, subject to receipt of regulatory approvals and Wachovia shareholder approval. In connection with this transaction, Wachovia has issued preferred shares representing approximately a 40% voting interest in Wachovia to Wells Fargo. Due to its ownership of preferred shares, Wells Fargo may be deemed to control EIMC.

If Wells Fargo is deemed to control EIMC, then the advisory agreement between the Fund and EIMC would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC which became effective upon the issuance of the preferred shares. The interim agreement will be in effect for a period of up to 150 days. EIMC’s receipt of the advisory fees under an interim advisory agreement is subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567761 rv5 10/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)      Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 3, 2008

By: ________________________
Jeremy Depalma
Principal Financial Officer

Date: November 3, 2008